As filed with the Securities and Exchange Commission on September 8, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

Underlying Funds Trust

SEMI-ANNUAL REPORT

June 30, 2011

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - June 30, 2011 (Unaudited)

Event Driven

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - June 30, 2011 (Unaudited)

Long/Short Equity

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Market Neutral
Allocation of Portfolio Assets - June 30, 2011 (Unaudited)

Market Neutral

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Relative Value - Long/Short Debt
Allocation of Portfolio Assets - June 30, 2011 (Unaudited)

Relative Value - Long/Short Debt

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – June 30, 2011 (Unaudited)

The following expense example is presented for Event Driven, Long/Short Equity, Market Neutral Equity, and Relative Value – Long/Short Debt (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust
Expense Example – June 30, 2011 (continued) (Unaudited)

Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/11	6/30/11	1/1/11-6/30/11+

Actual^	$ 1,000.00	$1,061.20	$16.20
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.07	15.79

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.59.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.27.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.17%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.66%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/11	6/30/11	1/1/11-6/30/11+

Actual^	$ 1,000.00	$1,059.90	$16.75
Hypothetical
(5% return before
expenses)**	1,000.00	1,008.53	16.33

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.43.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.12.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.28%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.63%.

Underlying Funds Trust
Expense Example – June 30, 2011 (continued) (Unaudited)

Market Neutral
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/11	6/30/11	1/1/11-6/30/11+

Actual^	$ 1,000.00	$996.40	$19.01
Hypothetical
(5% return before
expenses)**	1,000.00	1,005.75	19.10

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.22.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.32.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.84%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.67%.

Relative Value – Long/Short Debt
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/11	6/30/11	1/1/11-6/30/11+

Actual^	$ 1,000.00	$1,028.20	$14.18
Hypothetical
(5% return before
expenses)**	1,000.00	1,010.81	14.06

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.23.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.12.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.82%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.63%.

Underlying Funds Trust
Event Driven
Schedule of Investments
June 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 61.7%
Accommodation - 0.0%
Marriott International, Inc. - Class A	1	$35
Ambulatory Health Care Services - 0.1%
Continucare Corp. (a)	4,000	24,720
Rural/Metro Corp. (a)	2,500	43,100
Total Ambulatory Health Care Services		67,820

Amusement, Gambling, and Recreation Industries - 1.8%
Cedar Fair LP	65,590	1,320,983
Apparel Manufacturing - 2.8%
Broder Brothers Co. (Acquired 05/27/2009, Cost $0) (a) (f)	187,453	2,132,278
Beverage and Tobacco Product Manufacturing - 0.2%
Anheuser-Busch InBev NV - ADR	2,750	159,527
Broadcasting (except Internet) - 5.8%
British Sky Broadcasting Group PLC	20,000	271,719
Cablevision Systems Corp. - Class A	32,104	1,162,486
Cumulus Media, Inc. (a)	31,250	109,375
Fisher Communications, Inc. (a)	43,379	1,293,562
Liberty Media Corp - Starz - Class A (a)	11,769	885,499
Viacom, Inc. - Class B	12,500	637,500
Total Broadcasting (except Internet)		4,360,141

Chemical Manufacturing - 4.4%
Actelion Ltd.	500	24,627
Ashland, Inc.	1,750	113,085
Cephalon, Inc. (a)	6,000	479,400
Chemtura Corp. (a)	10,528	191,610
Grifols SA - ADR (a)	9,079	68,183
Huntsman Corp.	9,750	183,787
Lubrizol Corp.	6,000	805,620
Rhodia SA	8,000	362,888
Tronox, Inc. (a)	6,750	945,000
WuXi PharmaTech Cayman, Inc. - ADR (a)	8,000	140,480
Total Chemical Manufacturing		3,314,680

Computer and Electronic Product Manufacturing - 4.2%
Advanced Analogic Technologies, Inc. (a)	5,000	30,275
EMS Technologies, Inc. (a)	5,000	164,850
Gerber Scientific, Inc. (a)	8,500	94,605
Guided Therapeutics, Inc. (a)	169,544	162,762
InterDigital, Inc.	6,475	264,504
L-1 Identity Solutions, Inc. (a)	10,000	117,500
Laird PLC (a)	40,000	130,001
LTX-Credence Corp. (a)	2,500	22,350
Magnachip Semiconductor Corp. (a) (g)	8,737	91,915
National Semiconductor Corp.	28,000	689,080
Roth & Rau AG (a)	1,000	29,815
Seagate Technology PLC	3,000	48,480
Sensata Technologies Holding NV (a)	6,250	235,313
Spansion, Inc. (a)	23,621	455,181
TiVo, Inc. (a)	13,656	140,520
Verigy Ltd. (a)	33,000	494,010
Total Computer and Electronic Product Manufacturing		3,171,161

Construction of Buildings - 0.0%
Cimpor Cimentos de Portugal SGPS SA	4,000	30,564
Credit Intermediation and Related Activities - 1.5%
CIT Group, Inc. (a)	16,000	708,160
Danvers Bancorp, Inc.	12,000	261,240
First Niagara Financial Group, Inc.	7,400	97,680
Webster Financial Corp.	1,250	26,275
Total Credit Intermediation and Related Activities		1,093,355

Fabricated Metal Product Manufacturing - 1.3%
Greif, Inc. - Class A	14,958	972,719
Food Manufacturing - 0.7%
M&F Worldwide Corp. (a)	12,647	326,798
Sara Lee Corp.	10,000	189,900
Total Food Manufacturing		516,698

Food Services and Drinking Places - 0.1%
Buffets Restaurants Holdings, Inc. (a) (g)	1,912	7,648
California Pizza Kitchen, Inc. (a)	1,500	27,705
Massmart Holdings (a)	1,225	25,327
McCormick & Schmicks Seafood Restaurants, Inc. (a)	1,500	12,885
Total Food Services and Drinking Places		73,565

Forestry and Logging - 0.6%
Weyerhaeuser Co.	19,218	420,105
Funds, Trusts, and Other Financial Vehicles - 1.8%
American Capital Ltd. (a)	43,447	431,429
Annaly Capital Management, Inc.	30,112	543,220
Kohlberg Capital Corp.	44,967	357,488
Total Funds, Trusts, and Other Financial Vehicles		1,332,137

General Merchandise Stores - 0.7%
BJ's Wholesale Club, Inc. (a)	1,500	75,525
Dollar General Corp. (a)	12,500	423,625
Total General Merchandise Stores		499,150

Health and Personal Care Stores - 0.1%
PharMerica Corp. (a)	5,000	63,800
Insurance Carriers and Related Activities - 0.7%
Assured Guaranty Ltd.	28,149	459,110
Chaucer Holdings	4,000	3,411
CNinsure, Inc. - ADR (a)	5,000	73,650
FPIC Insurance Group, Inc. (a)	500	20,840
Total Insurance Carriers and Related Activities		557,011

Leather and Allied Product Manufacturing - 0.4%
The Timberland Co. - Class A (a)	7,000	300,790
Machinery Manufacturing - 2.9%
Bucyrus International, Inc.	9,000	824,940
Demag Cranes AG	6,000	390,760
Harbin Electric, Inc. (a)	500	7,560
ITT Corp.	8,900	524,477
Tognum AG	10,500	393,761
Total Machinery Manufacturing		2,141,498

Merchant Wholesalers, Nondurable Goods - 0.4%
Solutia, Inc. (a)	12,645	288,938
Mining (except Oil and Gas) - 1.7%
Alpha Natural Resources, Inc. (a)	3,750	170,400
Breakwater Resources Ltd. (a)	6,000	46,161
Camino Minerals Corp. (a)	4,000	1,452
Elk Horn Coal Member Units (a) (g)	75,977	779,524
Grande Cache Coal Corp. (a)	4,950	45,114
Lundin Mining Corp. (a)	2,000	15,346
MAG Silver Corp. (a)	22,487	224,420
Pilot Gold (a)	750	1,711
Total Mining (except Oil and Gas)		1,284,128

Miscellaneous Manufacturing - 0.6%
Accuray, Inc. (a)	2,636	21,114
Aleo Solar AG (a)	500	17,271
Point Blank Solutions, Inc. (a)	69,025	46,247
Synthes, Inc.	2,000	351,829
Total Miscellaneous Manufacturing		436,461

Motion Picture and Sound Recording Industries - 1.5%
News Corp. - Class A	55,500	982,350
The Walt Disney Co.	3,750	146,400
Total Motion Picture and Sound Recording Industries		1,128,750

Nonstore Retailers - 1.2%
HSN, Inc. (a)	21,969	723,219
Liberty Media Corp - Interactive - Class A (a)	11,250	188,663
Total Nonstore Retailers		911,882

Oil and Gas Extraction - 1.5%
Energy XXI Bermuda Ltd. (a)	16,108	535,108
EXCO Resources, Inc.	6,000	105,900
Heritage Oil PLC	20,000	70,425
Iberdrola Renovables SA	20,000	88,344
Marathon Oil Corp.	1,250	65,850
Occidental Petroleum Corp.	2,375	247,095
TGC Industries, Inc. (a)	700	4,473
Total Oil and Gas Extraction		1,117,195

Paper Manufacturing - 2.2%
Boise, Inc.	31,400	244,606
Caraustar Industries, Inc. (a) (g)	143	552,106
Rock-Tenn Co.	9,378	622,136
Tembec, Inc. (a)	40,850	182,130
Temple-Inland, Inc.	1,000	29,740
Total Paper Manufacturing		1,630,718

Petroleum and Coal Products Manufacturing - 0.6%
BP PLC - ADR	9,400	416,326
Pipeline Transportation - 1.8%
Atlas Energy LP	17,500	380,275
Crosstex Energy, Inc.	2,500	29,750
El Paso Corp.	7,450	150,490
The Williams Cos., Inc.	27,150	821,288
Total Pipeline Transportation		1,381,803

Plastics and Rubber Products Manufacturing - 0.5%
Graham Packaging Co., Inc. (a)	16,000	403,520
Primary Metal Manufacturing - 0.1%
Ormet Corp. Restricted Shares (Acquired 01/06/2010, Cost $11,406) (a) (f)	7,702	53,914
Professional, Scientific, and Technical Services - 3.5%
Cellestis Ltd.	20,000	68,214
Electronic Control Security (a)	131,561	23,681
GlobalOptions Group, Inc. (a)	182,762	444,112
Gravity Co. Ltd. - ADR (a)	64,472	100,576
Hypercom Corp. (a)	60,000	589,800
Integral Systems, Inc. (a)	1,000	12,170
Maxygen, Inc.	53,702	293,750
Niscayah Group AB (a)	4,000	11,636
Seachange International, Inc. (a)	3,750	40,425
SRA International, Inc. - Class A (a)	14,000	432,880
Telvent GIT SA (a)	15,000	597,000
Total Professional, Scientific, and Technical Services		2,614,244

Publishing Industries (except Internet) - 1.9%
Belo Corp. (a)	4,224	31,807
Lawson Software, Inc. (a)	2,000	22,440
Mediamind Technologies, Inc. (a)	1,000	21,940
PRIMEDIA, Inc.	40,000	282,000
The Reader's Digest Association, Inc. (Acquired 02/23/2010 - 12/2/2010, Cost $671,949) (a) (f)	33,833	1,099,572
Total Publishing Industries (except Internet)		1,457,759

Real Estate - 3.4%
Eco Business-Immobilien AG (a)	500	4,784
Forestar Group, Inc. (a)	15,306	251,478
Huntingdon Real Estate Investment Trust (a)	310,460	2,317,706
Total Real Estate		2,573,968

Rental and Leasing Services - 0.2%
Rotech Healthcare, Inc. (a)	32,002	148,809
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.7%
E*Trade Financial Corp. (a)	40,700	561,660
optionsXpress Holdings, Inc.	15,000	250,200
Tetragon Financial Group Ltd. (a)	59,171	491,119
Xinergy Ltd. (a)	335,153	1,508,180
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		2,811,159

Sporting Goods, Hobby, Book, and Music Stores - 0.2%
The Forzani Group Ltd. - Class A (a)	6,500	177,521
Telecommunications - 1.9%
Charter Communications, Inc. - Class A (a)	13,936	756,167
Comcast Corp. - Class A (a)	2,500	63,350
Global Crossing Ltd. (a)	1,000	38,380
Loral Space & Communications, Inc. (a)	2,584	179,511
SAVVIS, Inc. (a)	4,000	158,120
Scripps Networks Interact, Inc. (a)	5,000	244,400
Total Telecommunications		1,439,928

Transportation Equipment Manufacturing - 2.3%
Navistar International Corp. (a)	5,000	282,300
Vector Aerospace Corp. (a)	8,000	107,502
Visteon Corp. (Acquired 07/27/2010, Cost $555,129) (a) (d)	20,048	1,371,483
Total Transportation Equipment Manufacturing		1,761,285

Truck Transportation - 0.1%
Quality Distribution, Inc. (a)	3,804	49,528
Utilities - 1.7%
Central Vermont Public Service Corp.	4,000	144,600
DPL, Inc.	4,000	120,640
Dynegy, Inc. (a)	12,000	74,280
Exelon Corp.	6,498	278,374
Nicor, Inc.	4,000	218,960
Progress Energy, Inc.	7,500	360,075
Southern Union Co.	2,000	80,300
Total Utilities		1,277,229

Water Transportation - 0.5%
Diana Containerships, Inc. (a)	43,658	311,282
K-Sea Transportation Partners LP (a)	3,300	26,895
Total Water Transportation		338,177

Wholesale Electronic Markets and Agents and Brokers - 0.1%
GTSI Corp. (a)	6,000	32,220
Medion AG	2,000	37,849
Total Wholesale Electronic Markets and Agents and Brokers		70,069

Wood Product Manufacturing - 0.0%
Nobility Homes, Inc. (a)	1,800	14,400
TOTAL COMMON STOCKS (Cost $38,786,694)		$46,315,728

PREFERRED STOCKS - 1.1%
Real Estate - 1.1%
First Industrial Realty Trust, Inc.	35,252	844,285
TOTAL PREFERRED STOCKS (Cost $685,870)		$844,285

	Principal
	Amount
CORPORATE BONDS - 17.6%
Administrative and Support Services - 1.3%
SuperMedia, Inc.
8.250%, 12/31/2015 (c)	$472,146	278,566
Vertis, Inc. Exit Term Loan
11.500%, 12/20/2015 (c) (g)	738,750	666,722
Total Administrative and Support Services		945,288

Amusement, Gambling, and Recreation Industries - 1.0%
Mohegan Tribal Gaming Authority
8.375%, 07/01/2011 (g)	692,000	622,800
8.000%, 04/01/2012	197,000	159,570
Total Amusement, Gambling, and Recreation Industries		782,370

Apparel Manufacturing - 3.1%
Broder Brothers Co. PIK
12.000%, 10/15/2013 (Acquired 5/21/2009 - 10/15/2010, Cost $1,886,605) (f)	2,301,261	2,295,508
Broadcasting (except Internet) - 1.0%
CMP Susquehanna Corp.
9.875%, 05/15/2014 (g)	402,000	405,268
Media Nusantara Citra BV
10.750%, 09/12/2011	306,428	306,429
Milacron Escrow Corp.
11.500%, 05/15/2011 (e) (g)	1,000,000	41,250
Total Broadcasting (except Internet)		752,947

Clothing and Clothing Accessories Stores - 1.5%
Claire's Stores, Inc. PIK
9.625%, 06/01/2015	1,187,573	1,154,915
Computer and Electronic Product Manufacturing - 0.8%
Nortel Networks Ltd.
10.750%, 07/15/2016 (e)	642,958	618,847
Food Manufacturing - 1.3%
Merisant Co. Term Loan B
7.500%, 01/11/2010 (c)	681,304	671,085
Spectrum Brands Holdings, Inc. PIK
12.000%, 08/28/2019	373	412
Spectrum Brands Holdings, Inc. Term Loan
4.187%, 06/16/2014 (c)	269,325	271,008
Total Food Manufacturing		942,505

Food Services and Drinking Places - 0.1%
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $90,497) (f) (g)	90,497	90,497
Health and Personal Care Stores - 0.8%
Rite Aid Corp.
8.625%, 03/01/2015	156,000	145,860
9.375%, 12/15/2015	469,000	437,343
Total Health and Personal Care Stores		583,203

Insurance Carriers and Related Activities - 0.5%
MBIA Insurance Corp.
14.000%, 01/15/2033 (c)	646,000	384,370
Motion Picture and Sound Recording Industries - 0.6%
Clear Channel Communications, Inc. PIK
11.000%, 08/01/2016	510,000	451,350
Primary Metal Manufacturing - 0.0%
Old All, Inc.
10.000%, 12/15/2016 (e) (g)	1,000,000	10
Professional, Scientific, and Technical Services - 0.1%
Human Touch LLC/Interactive Health Finance Corp. PIK
15.000%, 03/30/2014 (Acquired 06/18/2009 - 03/31/2011, Cost $154,523) (f) (g)	192,440	56,702
Rental and Leasing Services - 1.2%
Brookstone Co., Inc.
12.000%, 10/15/2012	1,000,000	920,000
Sporting Goods, Hobby, Book, and Music Stores - 2.0%
Nebraska Book Co., Inc.
10.000%, 12/01/2011 (e)	1,550,000	1,538,375
Telecommunications - 2.3%
Primus Telecommunications Holdings Group, Inc.
13.000%, 12/15/2016 (g)	1,500,000	1,717,500
TOTAL CORPORATE BONDS (Cost $12,617,610)		$13,234,387

ESCROW NOTES - 0.4%
Atlas Energy LP Escrow (a) (g)	10,100	1,010
General Motors Co. (a) (e)	6,000	3,900
General Motors Co. (a) (e)	1,700,000	42,500
Lear Corp. (a) (g)	1,000,000	20,000
Six Flags Entertainment Corp. (a) (g)	600,000	0
Smurfit-Stone Container Corp. (a) (g)	7,125	0
Spansion LLC Escrow (a) (g)	1,000,000	191,447
US Oncology, Inc. Escrow (a) (g)	292,000	5,110
TOTAL ESCROW NOTES (Cost $35,303)		$263,967

INVESTMENT COMPANIES - 0.3%	Shares
iPATH S&P 500 VIX Short-Term Futures ETN (a)	10,000	211,400
TOTAL INVESTMENT COMPANIES (Cost $421,635)		$211,400

RIGHTS - 1.1%
Clinical Data, Inc. (g)	18,000	17,100
Keystone Automotive Operations, Inc. (a) (g)	39,672	501,936
Portola Packaging, Inc. (g)	55,555	269,085
Sanofi (a)	11,000	26,510
TOTAL RIGHTS (Cost $1,386,807)		$814,631

WARRANTS - 0.3%
General Motors Co.
Expiration July 2016, Exercise Price: $10.00 (a)	6,569	140,577
Expiration July 2019, Exercise Price: $18.33 (a)	6,569	104,644
Spare Backup, Inc.
Expiration July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (f)	590,915	0
Xinergy Ltd.
Expiration December 2011, Exercise Price: $4.20 (a)	8,500	5,993
TOTAL WARRANTS (Cost $287,286)		$251,214

PURCHASED OPTIONS - 0.6%	Contracts
Call Options - 0.1%
Eastman Kodak Co.
Expiration July 2011, Exercise Price: $4.00	872	22,672
iShares Russell 2000 Index Fund
Expiration July 2011, Exercise Price: $95.00	37	37
Yahoo!, Inc.
Expiration January 2012, Exercise Price: $17.50	100	7,000
Expiration January 2012, Exercise Price: $20.00	200	5,400
Total Call Options		35,109

Put Options - 0.5%
iShares Russell 2000 Index Fund
Expiration July 2011, Exercise Price: $75.00	10	100
Expiration July 2011, Exercise Price: $76.00	125	1,625
Expiration July 2011, Exercise Price: $78.00	60	1,380
Expiration July 2011, Exercise Price: $79.00	75	2,625
Expiration July 2011, Exercise Price: $80.00	25	1,225
Expiration August 2011, Exercise Price: $77.00	135	13,365
Expiration August 2011, Exercise Price: $78.00	237	28,440
Expiration August 2011, Exercise Price: $80.00	125	20,875
Expiration August 2011, Exercise Price: $82.00	250	59,000
MBIA, Inc.
Expiration January 2012, Exercise Price: $7.50	789	90,735
SPDR S&P 500 ETF Trust
Expiration July 2011, Exercise Price: $125.00	62	1,364
Expiration July 2011, Exercise Price: $128.00	25	1,175
Expiration September 2011, Exercise Price: $129.00	591	172,572
Total Put Options		394,481

TOTAL PURCHASED OPTIONS (Cost $774,898)		$429,590

Total Investments (Cost $54,996,103) - 83.1%		62,365,202

	Principal
	Amount
REPURCHASE AGREEMENTS - 22.0%
J.P. Morgan
0.00%, dated 6/30/2011, due 7/1/2011
repurchase price $16,495,844 (b)	$16,495,844	16,495,844
TOTAL REPURCHASE AGREEMENTS (Cost $16,495,844)		$16,495,844

Liabilities in Excess of Other Assets - (5.1)%		(3,855,677)
TOTAL NET ASSETS - 100.0%		$75,005,369

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PIK	Payment In-Kind

(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes with a market value of $16,825,816.
(c) Variable Rate Security. The rate shown represents the rate at June 30, 2011.
(d) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2011, the market value of these securities total $1,371,483 which represents 1.8% of total net assets.
(e) Default or other conditions exist and security is not presently accruing income.
(f) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2011, the market value of these securities total $5,728,471 which represents 7.6% of total net assets.
(g) Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At June 30, 2011, the market value of these securities total $6,037,630 which represents 8.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 6.8%
Amusement, Gambling, and Recreation Industries - 0.1%
Six Flags Entertainment Corp.	2,800	$104,860
Funds, Trusts, and Other Financial Vehicles - 0.1%
Redwood Trust, Inc.	3,832	57,940
General Merchandise Stores - 0.1%
The Bon-Ton Stores, Inc.	5,535	53,800
Mining (except Oil and Gas) - 0.8%
Fresnillo PLC	10,306	231,900
Patriot Coal Corp.	16,350	363,951
Total Mining (except Oil and Gas)		595,851

Primary Metal Manufacturing - 0.0%
United States Steel Corp.	625	28,775
Publishing Industries (except Internet) - 1.0%
AMC Networks, Inc.	1,500	65,250
VeriFone Systems, Inc.	14,950	663,032
Total Publishing Industries (except Internet)		728,282

Real Estate - 1.2%
Simon Property Group, Inc.	7,500	871,725
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
The Charles Schwab Corp.	15,300	251,685
Telecommunications - 0.8%
Time Warner Cable, Inc.	7,500	585,300
Transportation Equipment Manufacturing - 2.0%
General Motors Co.	3,700	112,332
Visteon Corp.	20,048	1,371,484
Total Transportation Equipment Manufacturing		1,483,816

Truck Transportation - 0.0%
YRC Worldwide, Inc.	1,100	1,243
Water Transportation - 0.4%
Genco Shipping & Trading Ltd.	43,321	325,774
TOTAL COMMON STOCKS (Proceeds $4,839,451)		$5,089,051

INVESTMENT COMPANIES - 12.5%
iShares Dow Jones US Real Estate Index Fund	16,050	967,815
iShares Russell 2000 Index Fund	32,137	2,660,944
SPDR S&P 500 ETF Trust	43,366	5,723,011
TOTAL INVESTMENT COMPANIES (Proceeds $9,217,258)		$9,351,770

	Principal
	Amount
CONVERTIBLE BONDS - 0.2%
Nonmetallic Mineral Product Manufacturing - 0.2%
US Concrete, Inc.
9.500%, 08/31/2015	$100,000	121,250
TOTAL CONVERTIBLE BONDS (Proceeds $100,000)		$121,250

CORPORATE BONDS - 1.4%
Accommodations - 0.5%
The River Rock Entertainment Authority
9.750%, 11/01/2011	402,000	356,775
Oil and Gas Extraction - 0.4%
OPTI Canada, Inc.
8.250%, 12/15/2014	789,000	327,435
Telecommunications - 0.5%
Sprint Nextel Corp.
6.000%, 12/01/2016	395,000	397,710
TOTAL CORPORATE BONDS (Proceeds $1,108,447)		$1,081,920

Total Securities Sold Short (Proceeds $15,265,156) - 20.9%		$15,643,991

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Options Written
June 30, 2011 (Unaudited)
		Fair
	Contracts	Value
Call Options
Alpha Natural Resources, Inc.
Expiration: July 2011, Exercise Price: $47.00	10	$720
Atlas Energy LP
Expiration: July 2011, Exercise Price: $25.00	35	175
Boise, Inc.
Expiration: July 2011, Exercise Price: $7.00	92	7,636
Expiration: July 2011, Exercise Price: $8.00	125	1,875
BP PLC
Expiration: July 2011, Exercise Price: $44.00	94	7,990
Cablevision Systems Corp.
Expiration: July 2011, Exercise Price: $35.00	15	2,100
CIT Group, Inc.
Expiration: July 2011, Exercise Price: $44.00	25	2,037
Expiration: July 2011, Exercise Price: $45.00	70	2,660
Dollar General Corp.
Expiration: July 2011, Exercise Price: $35.00	25	1,000
E*Trade Financial Corp.
Expiration: July 2011, Exercise Price: $14.00	80	2,480
Expiration: July 2011, Exercise Price: $15.00	50	350
The Williams Cos., Inc.
Expiration: July 2011, Exercise Price: $30.00	30	2,250
Expiration: July 2011, Exercise Price: $31.00	15	495
El Paso Corp.
Expiration: July 2011, Exercise Price: $21.00	25	300
Energy XXI Bermuda Ltd.
Expiration: July 2011, Exercise Price: $33.00	161	19,723
EXCO Resources, Inc.
Expiration: July 2011, Exercise Price: $18.00	40	2,000
Exelon Corp.
Expiration: July 2011, Exercise Price: $42.00	65	6,435
HSN, Inc.
Expiration: July 2011, Exercise Price: $35.00	10	200
Huntsman Corp.
Expiration: July 2011 , Exercise Price: $19.00	25	1,000
ITT Corp.
Expiration: July 2011, Exercise Price: $57.50	39	7,410
MBIA, Inc.
Expiration: January 2012, Exercise Price: $11.00	631	66,255
Navistar International Corp.
Expiration: July 2011, Exercise Price: $55.00	45	9,900
News Corp.
Expiration: July 2011, Exercise Price: $17.00	65	5,362
Expiration: July 2011, Exercise Price: $18.00	45	675
Occidental Petroleum Corp.
Expiration: July 2011, Exercise Price: $110.00	15	450
Rock-Tenn Co.
Expiration: July 2011, Exercise Price: $65.00	62	15,190
Sensata Technologies Holding NV
Expiration: July 2011, Exercise Price: $35.00	20	6,200
Solutia, Inc.
Expiration: July 2011, Exercise Price: $25.00	10	100
TiVo, Inc.
Expiration: July 2011, Exercise Price: $10.00	136	6,936
Viacom, Inc.
Expiration: July 2011, Exercise Price: $50.00	60	8,880
Weyerhaeuser Co.
Expiration: July 2011, Exercise Price: $20.00	192	38,400
Expiration: July 2011, Exercise Price: $21.00	192	19,584
YRC Worldwide, Inc.
Expiration: July 2011, Exercise Price: $1.00	73	1,752
Expiration: August 2011, Exercise Price: $1.00	158	4,582
Total Call Options		253,102

Put Options
iShares Russell 2000 Index Fund
Expiration: August 2011, Exercise Price: $75.00	150	10,500
Expiration: August 2011, Exercise Price: $72.00	282	10,716
Expiration: August 2011, Exercise Price: $76.00	300	24,600
MBIA, Inc.
Expiration: January 2012, Exercise Price: $5.00	1,578	58,386
SPDR S&P 500 ETF Trust
Expiration: July 2011, Exercise Price: $122.00	87	957
Expiration: September 2011, Exercise Price: $123.00	79	12,166
Expiration: September 2011, Exercise Price: $126.00	118	25,252
Yahoo!, Inc.
Expiration: July 2011, Exercise Price: $14.00	237	3,318
Expiration: January 2012, Exercise Price: $15.00	150	22,950
YRC Worldwide, Inc.
Expiration: July 2011, Exercise Price: $1.00	84	2,184
Total Put Options		171,029

Total Options Written (Premiums received $392,167)		$424,131

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011:

Description		Level 1	Level 2		Level 3		Total
Common Stocks		$41,652,685	$3,231,850	(1)	$1,431,193	(2)	$46,315,728
Preferred Stocks		844,285	—		—		844,285
Corporate Bonds		—	9,633,638		3,600,749		13,234,387
Escrow Notes		46,400	—		217,567		263,967
Investment Companies		211,400	—		—		211,400
Rights		26,510	—		788,121		814,631
Warrants		251,214	—		—		251,214
Purchased Options		429,590	—		—		429,590
Repurchase Agreements		—	16,495,844		—		16,495,844
Total Long Investments in Securities		$43,462,084	$29,361,332		$6,037,630		$78,861,046

Securities Sold Short:
Common Stocks		5,089,051	—		—		5,089,051
Investment Companies		9,351,770	—		—		9,351,770
Convertible Bonds		—	121,250		—		121,250
Corporate Bonds		—	1,081,920		—		1,081,920
Total Securities Sold Short		$14,440,821	$1,203,170		$—		$15,643,991

Written Options		$(424,131)	$—		$—		$(424,131)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Apparel and Manufacturing	2,132,278
	Publishing Industries (except Internet)	1,099,572
		$3,231,850

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Computer and Electronic Product Manufacturing	$91,915
	Food Services and Drinking Places	7,648
	Mining (except Oil and Gas)	779,524
	Paper Manufacturing	552,106
		$1,431,193

Transfers into Level 1		$—
Transfers out of Level 1		7,648
Net transfers in and/or out of Level 1		$7,648
Transfers were made out of Level 1 into Level 3 due to securities being priced with unobservable inputes versus being valued in an active market.

Transfers into Level 2		$2,132,278
Transfers out of Level 2		—
Net transfers in and/or out of Level 2		$2,132,278
Transfers were made into Level 2 from Level 3 due to securities being valued with broker prices in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$4,521,689
Accrued discounts/premiums		302,034
Realized gain (loss)		—
Change in unrealized appreciation		1,378,361
Purchases		2,056,235
Sales		(187,974)
Transfer in and/or out of Level 3		(2,032,715)
Balance as of June 30, 2011		$6,037,630

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2011		$(96,085)

Transfers between levels are recognized at the end of the reporting period.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$429,590
Written Options			Written option contracts, at value	$424,131
Total		$429,590		$424,131

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(682,393)
Written Options	688,496
Total	$6,103

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(337,839)
Written Options	29,507
Total	$(308,332)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
June 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 66.7%
Administration of Human Resource Programs - 0.5%
Express Scripts, Inc. (a)	11,900	$642,362
Administrative and Support Services - 0.6%
Kforce, Inc. (a)	35,400	463,032
MakeMyTrip Ltd. (a)	14,000	343,000
Total Administrative and Support Services		806,032

Air Transportation - 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	9,810	583,793
Bristow Group, Inc.	23,000	1,173,460
Total Air Transportation		1,757,253

Ambulatory Health Care Services - 1.5%
Gentiva Health Services, Inc. (a)	12,000	249,960
Lincare Holdings, Inc.	35,900	1,050,793
Metropolitan Health Networks, Inc. (a)	25,000	119,750
Quest Diagnostics, Inc.	11,600	685,560
Total Ambulatory Health Care Services		2,106,063

Beverage and Tobacco Product Manufacturing - 0.4%
Dr. Pepper Snapple Group, Inc.	13,600	570,248
Building Material and Garden Equipment and Supplies Dealers - 0.4%
Home Depot, Inc.	15,800	572,276
Chemical Manufacturing - 6.8%
Alkermes, Inc. (a)	127,734	2,375,852
Celgene Corp. (a)	16,000	965,120
Cubist Pharmaceuticals, Inc. (a)	21,400	770,186
Flamel Technologies SA - ADR (a)	121,911	652,224
Gilead Sciences, Inc. (a)	19,200	795,072
Jazz Pharmaceuticals, Inc. (a)	34,500	1,150,575
Life Technologies Corp. (a)	12,800	666,496
Pfizer, Inc.	15,700	323,420
Seracare Life Sciences, Inc. (a)	80,018	301,668
STR Holdings, Inc. (a)	67,230	1,003,072
Teva Pharmaceutical Industries Ltd. - ADR	10,000	482,200
Total Chemical Manufacturing		9,485,885

Clothing and Clothing Accessories Stores - 1.5%
Carter's, Inc. (a)	27,270	838,825
Chico's FAS, Inc.	47,950	730,279
The Finish Line, Inc. - Class A	23,000	492,200
Total Clothing and Clothing Accessories Stores		2,061,304

Computer and Electronic Product Manufacturing - 7.3%
Apple, Inc. (a)	1,900	637,773
Caliper Life Sciences, Inc. (a)	13,900	112,729
Cisco Systems, Inc.	40,000	624,400
EMC Corp./Massachusetts (a)	3,500	96,425
Formfactor, Inc. (a)	50,000	453,000
Hologic, Inc. (a)	45,400	915,718
Integrated Device Technology, Inc. (a)	111,910	879,613
Intel Corp.	8,500	188,360
International Rectifier Corp. (a)	35,180	983,985
MEMC Electronic Materials, Inc. (a)	25,000	213,250
Micron Technology, Inc. (a)	68,800	514,624
Newport Corp. (a)	45,670	829,824
PerkinElmer, Inc.	24,200	651,222
Plantronics, Inc.	25,710	939,186
Powerwave Technologies, Inc. (a)	120,000	354,000
Spectranetics Corp. (a)	72,146	448,748
Tessera Technologies, Inc. (a)	15,950	273,383
Thermo Fisher Scientific, Inc. (a)	16,600	1,068,874
Total Computer and Electronic Product Manufacturing		10,185,114

Couriers and Messengers - 0.4%
Air Transport Services Group, Inc. (a)	75,530	517,380
Credit Intermediation and Related Activities - 4.6%
Bank of America Corp.	60,500	663,080
Cardtronics, Inc. (a)	63,960	1,499,862
Citigroup, Inc. (a)	12,500	520,500
Discover Financial Services	48,850	1,306,447
Heartland Payment Systems, Inc.	8,750	180,250
Visa, Inc.	20,000	1,685,200
Wells Fargo & Co.	19,200	538,752
Total Credit Intermediation and Related Activities		6,394,091

Data Processing, Hosting and Related Services - 1.5%
Google, Inc. - Class A (a)	2,000	1,012,760
NCR Corp. (a)	24,600	464,694
NIC, Inc.	48,770	656,444
Total Data Processing, Hosting and Related Services		2,133,898

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
Catch The Wind Ltd. (a)	148,000	61,382
Helix Wind Corp Units (a)	301,628	151
KVH Industries, Inc. (a)	20,010	212,706
Total Electrical Equipment, Appliance, and Component Manufacturing		274,239

Food Manufacturing - 1.6%
The JM Smucker Co.	11,640	889,762
TreeHouse Foods, Inc. (a)	24,135	1,318,012
Total Food Manufacturing		2,207,774

Forestry and Logging - 0.0%
Shanghai Songrui Forestry Products, Inc. (a) (d)	660,000	0
Funds, Trusts, and Other Financial Vehicles - 0.7%
Financial Engines, Inc. (a)	37,780	979,258
General Merchandise Stores - 1.4%
Kohl's Corp.	31,165	1,558,562
Wal-Mart Stores, Inc.	6,600	350,724
Total General Merchandise Stores		1,909,286

Heavy and Civil Engineering Construction - 1.0%
Arris Group, Inc. (a)	55,610	645,632
Chicago Bridge & Iron Co. NV - ADR	13,500	525,150
Impregilo SpA	100,000	313,524
Total Heavy and Civil Engineering Construction		1,484,306

Insurance Carriers and Related Activities - 1.4%
Harleysville Group, Inc.	3,300	102,861
Humana, Inc. (a)	8,500	684,590
Marsh & McLennan Cos., Inc.	15,000	467,850
Medco Health Solutions, Inc. (a)	11,900	672,588
Total Insurance Carriers and Related Activities		1,927,889

Machinery Manufacturing - 1.1%
Actuant Corp.	400	10,732
Applied Materials, Inc.	40,000	520,400
Bombardier, Inc. (a)	45,000	324,278
Scientific Games Corp. - Class A (a)	65,430	676,546
Total Machinery Manufacturing		1,531,956

Merchant Wholesalers, Durable Goods - 0.4%
Nalco Holding Co.	18,600	517,266
Merchant Wholesalers, Nondurable Goods - 0.6%
McKesson Corp.	10,600	886,690
Miscellaneous Manufacturing - 5.6%
Align Technology, Inc. (a)	33,290	759,012
AtriCure, Inc. (a)	151,201	1,950,493
Boston Scientific Corp. (a)	159,900	1,104,909
CareFusion Corp. (a)	27,800	755,326
Covidien PLC	13,700	729,251
Haemonetics Corp. (a)	9,200	592,204
Orthofix International NV (a)	19,896	844,983
Teleflex, Inc.	7,400	451,844
Vascular Solutions, Inc. (a)	8,800	109,120
Volcano Corp. (a)	15,220	491,454
Total Miscellaneous Manufacturing		7,788,596

Miscellaneous Store Retailers - 0.0%
Appliance Recycling Centers of America, Inc. (a)	1,500	6,900
Motion Picture and Sound Recording Industries - 1.4%
News Corp. - Class A	28,200	499,140
Rovi Corp. (a)	11,860	680,290
The Walt Disney Co.	18,900	737,856
Total Motion Picture and Sound Recording Industries		1,917,286

Motor Vehicle and Parts Dealers - 0.3%
Copart, Inc. (a)	10,300	479,980
Nonstore Retailers - 1.5%
World Fuel Services Corp.	57,630	2,070,646
Oil and Gas Extraction - 0.7%
Anadarko Petroleum Corp.	4,800	368,448
Endeavour International Corp. (a)	10,000	150,700
Gulfport Energy Corp. (a)	3,700	109,853
Marathon Oil Corp.	8,000	421,440
Total Oil and Gas Extraction		1,050,441

Other Information Services - 0.2%
Yahoo!, Inc. (a)	22,000	330,880
Petroleum and Coal Products Manufacturing - 0.4%
Exxon Mobil Corp.	5,000	406,900
Royal Dutch Shell PLC - ADR	1,500	107,625
Total Petroleum and Coal Products Manufacturing		514,525

Pipeline Transportation - 0.2%
El Paso Corp.	12,500	252,500
Printing and Related Support Activities - 0.1%
Cenveo, Inc. (a)	16,700	106,880
Professional, Scientific, & Technical Services - 5.6%
Affymax, Inc. (a)	30,700	210,909
Alliance Data Systems Corp. (a)	9,970	937,878
Computer Sciences Corp.	19,500	740,220
International Business Machines Corp.	4,100	703,355
Lender Processing Services, Inc.	31,660	662,010
Mistras Group, Inc. (a)	33,380	540,756
National CineMedia, Inc.	22,010	372,189
Radiant Systems, Inc. (a)	33,520	700,568
RTI Biologics, Inc. (a)	304,800	826,008
Sourcefire, Inc. (a)	15,780	468,982
The Hackett Group, Inc. (a)	35,400	180,186
URS Corp. (a)	9,800	438,452
ValueClick, Inc. (a)	68,345	1,134,527
Total Professional, Scientific, and Technical Services		7,916,040

Publishing Industries (except Internet) - 2.7%
Activision Blizzard, Inc.	38,500	449,680
Adobe Systems, Inc. (a)	20,000	629,000
Brocade Communications Systems, Inc. (a)	138,350	893,741
CA, Inc.	17,000	388,280
Microsoft Corp.	55,700	1,448,200
Total Publishing Industries (except Internet)		3,808,901

Rental and Leasing Services - 1.6%
Electro Rent Corp.	33,765	578,057
GATX Corp.	9,600	356,352
RSC Holdings, Inc. (a)	30,500	364,780
Ryder System, Inc.	16,100	915,285
Total Rental and Leasing Services		2,214,474

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
JPMorgan Chase & Co.	19,000	777,860
Legg Mason, Inc.	18,700	612,612
Morgan Stanley	30,000	690,300
The Goldman Sachs Group, Inc.	4,400	585,596
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		2,666,368

Support Activities for Mining - 1.1%
Ensco PLC - ADR	8,500	453,050
Helix Energy Solutions Group, Inc. (a)	31,390	519,819
MasTec, Inc. (a)	31,110	613,489
Total Support Activities for Mining		1,586,358

Telecommunications - 2.7%
AboveNet, Inc.	13,600	958,256
Alcatel-Lucent - ADR (a)	60,000	346,200
Amdocs Ltd. (a)	17,000	516,630
Earthlink, Inc.	137,205	1,055,792
ORBCOMM, Inc. (a)	13,200	41,316
SAVVIS, Inc. (a)	14,360	567,651
Verizon Communications, Inc.	8,000	297,840
Total Telecommunications		3,783,685

Transportation Equipment Manufacturing - 4.0%
AAR Corp. (a)	23,500	636,615
Accuride Corp. (a)	76,110	961,269
Daimler AG (a)	6,000	452,160
Dorman Products, Inc. (a)	3,245	128,437
Ford Motor Co. (a)	37,000	510,230
General Electric Co.	62,300	1,174,978
Goodrich Corp.	7,600	725,800
Lear Corp.	8,800	470,624
Visteon Corp. (a)	7,600	519,916
Total Transportation Equipment Manufacturing		5,580,029

Truck Transportation - 0.4%
Landstar Systems, Inc.	12,560	583,789
Utilities - 1.2%
Covanta Holding Corp.	34,200	563,958
NorthWestern Corp.	34,230	1,133,355
Total Utilities		1,697,313

TOTAL COMMON STOCKS (Cost $87,858,518)		$93,306,161

PURCHASED OPTIONS - 0.3%
Call Options - 0.2%	Contracts
Bank of America Corp.
Expiration July 2011, Exercise Price: $11.00	1,250	28,750
Con-way, Inc.
Expiration September 2011, Exercise Price: $37.50	75	22,125
DreamWorks Animation SKG, Inc. - Class A
Expiration August 2011, Exercise Price: $22.50	155	4,650
Energizer Holdings, Inc.
Expiration July 2011, Exercise Price: $75.00	26	715
Expiration August 2011, Exercise Price: $75.00	57	10,089
General Dynamics Corp.
Expiration July 2011, Exercise Price: $72.50	48	11,760
Goldman Sachs Group, Inc.
Expiration July 2011, Exercise Price: $135.00	44	7,260
iShares Silver Trust
Expiration July 2011, Exercise Price: $33.00	500	71,000
Itron, Inc.
Expiration August 2011, Exercise Price: $50.00	83	9,960
Expiration August 2011, Exercise Price: $60.00	59	59
JPMorgan Chase & Co.
Expiration: July 2011, Exercise Price: $40.00	400	52,400
Lexmark International, Inc. - Class A
Expiration July 2011, Exercise Price: $32.00	98	245
Expiration July 2011, Exercise Price: $28.00	98	14,210
Lockheed Martin Corp.
Expiration July 2011, Exercise Price: $77.50	49	17,150
Nokia Corp.
Expiration July 2011, Exercise Price: $10.00	720	360
Pantry, Inc.
Expiration September 2011, Exercise Price: $17.50	75	16,875
Expiration September 2011, Exercise Price: $20.00	100	10,500
Pitney Bowes, Inc.
Expiration July 2011, Exercise Price: $23.00	98	1,960
Expiration July 2011, Exercise Price: $25.00	98	490
Expiration: July 2011, Exercise Price: $26.00	98	245
Expiration: August 2011, Exercise Price: $23.00	50	2,750
Expiration August 2011, Exercise Price: $24.00	50	750
Southwestern Energy Co.
Expiration July 2011, Exercise Price: $45.00	147	2,793
Vodafone Group PLC
Expiration August 2011, Exercise Price: $28.00	122	3660
Total Call Options		290,756

Put Options - 0.1%
Adobe Systems, Inc.
Expiration July 2011, Exercise Price: $31.00	200	8,400
CurrencyShares Euro Trust
Expiration July 2011, Exercise Price: $140.00	590	19,470
GameStop Corp.
Expiration July 2011, Exercise Price: $22.00	86	86
Legg Mason, Inc.
Expiration July 2011, Exercise Price: $30.00	100	500
Health Care Select Sector SPDR Fund
Expiration July 2011, Exercise Price: $36.00	160	9,600
Expiration August 2011, Exercise Price: $36.00	319	31,421
SPDR S&P 500 ETF Trust
Expiration July 2011, Exercise Price: $125.00	640	14,080
Expiration July 2011, Exercise Price: $128.00	163	7,661
Expiration July 2011, Exercise Price: $130.00	492	39,360
Expiration August 2011, Exercise Price: $128.00	159	25,917
Expiration August 2011, Exercise Price: $130.00	326	71,720
Visa, Inc.
Expiration July 2011, Exercise Price: $72.50	110	1,320
Total Put Options		229,535

TOTAL PURCHASED OPTIONS (Cost $958,727)		$520,291

MONEY MARKET FUNDS - 2.5%
STIT - Liquid Assets Portfolio, 0.06% (b)	3,490,550	3,490,550
TOTAL MONEY MARKET FUNDS (Cost $3,490,550)		$3,490,550

Total Investments (Cost $92,307,795) - 69.5%		97,317,002
	Principal
REPURCHASE AGREEMENTS - 29.5%	Amount
J.P. Morgan
0.00%, dated 6/30/2011, due 7/1/2011
repurchase price $41,263,875 (c)	$41,263,875	41,263,875
TOTAL REPURCHASE AGREEMENTS (Cost $41,263,875)		$41,263,875

Other Assets in Excess of Liabilities - 1.0%		1,354,957
TOTAL NET ASSETS - 100.0%		$139,935,834

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	The rate shown is the seven day yield as of June 30, 2011.
(c)	Collateralized by U.S. Treasury Notes with a market value of $22,453,100.
(d)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At June 30, 2011, the market value of these securities total $0 which represents 0.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
			Fair
		Shares	Value
COMMON STOCKS - 20.1%
Accommodation - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.		7,700	$431,508
Ambulatory Health Care Services - 0.3%
Edwards Lifesciences Corp.		3,800	331,284
Laboratory Corp. of America Holdings		1,600	154,864
Total Ambulatory Health Care Services			486,148

Apparel Manufacturing - 0.2%
Cherokee, Inc.		7,680	131,789
Quiksilver, Inc.		12,000	56,400
True Religion Apparel, Inc.		4,820	140,165
Total Apparel Manufacturing			328,354

Building Material and Garden Equipment and Supplies Dealers - 0.5%
Titan Machinery, Inc.		26,865	773,175
Chemical Manufacturing - 3.4%
Amyris, Inc.		8,760	246,068
BioCryst Pharmaceuticals, Inc.		33,000	126,060
InterMune, Inc.		6,660	238,761
ISTA Pharmaceuticals, Inc.		8,100	61,925
Johnson & Johnson		11,400	758,328
LSB Industries, Inc.		18,460	792,303
Medifast, Inc.		15,080	357,848
Onyx Pharmaceuticals, Inc.		12,580	444,074
Perrigo Co.		2,500	219,675
PetMed Express, Inc.		30,670	363,440
Prestige Brands Holdings, Inc.		76,090	976,996
Warner Chilcott PLC		9,200	221,996
Total Chemical Manufacturing			4,807,474

Computer and Electronic Product Manufacturing - 3.0%
DragonWave, Inc.		27,290	165,105
FEI Co.		6,100	232,959
Hewlett-Packard Co.		22,000	800,800
Itron, Inc.		13,470	648,715
L-1 Identity Solutions, Inc.		30,370	356,848
Lexmark International, Inc. - Class A		16,150	472,549
Lockheed Martin Corp.		4,100	331,977
Logitech International SA		12,380	139,151
NVE Corp.		4,290	250,750
Omnivision Technologies, Inc.		15,970	555,916
STEC, Inc.		12,930	219,939
SunPower Corp. - Class A		1,037	20,045
Total Computer and Electronic Product Manufacturing			4,194,754

Credit Intermediation and Related Activities - 0.7%
M&T Bank Corp.		1,970	173,262
World Acceptance Corp.		11,830	775,693
Total Credit Intermediation and Related Activities			948,955

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
A123 Systems, Inc.		53,220	283,130
Energizer Holdings, Inc.		5,000	361,800
Whirlpool Corp.		3,050	248,026
Total Electrical Equipment, Appliance, and Component Manufacturing			892,956

Food Manufacturing - 1.2%
B&G Foods, Inc.		20,160	415,699
Darling International, Inc.		45,025	796,943
Green Mountain Coffee Roasters, Inc.		5,240	467,722
Total Food Manufacturing			1,680,364

Insurance Carriers and Related Activities - 0.4%
Protective Life Corp.		22,360	517,187
Machinery Manufacturing - 0.8%
NACCO Industries, Inc. - Class A		6,745	653,051
Pitney Bowes, Inc.		19,800	455,202
Total Machinery Manufacturing			1,108,253

Merchant Wholesalers, Durable Goods - 0.1%
Henry Schein, Inc.		2,800	200,452
Mining (except Oil and Gas) - 0.2%
Avalon Rare Metals, Inc.		33,300	231,435
Miscellaneous Manufacturing - 1.1%
Abaxis, Inc.		14,220	387,495
CONMED Corp.		13,663	389,122
CR Bard, Inc.		3,400	373,524
MAKO Surgical Corp.		5,400	160,542
Wright Medical Group, Inc.		12,000	180,000
Total Miscellaneous Manufacturing			1,490,683

Motion Picture and Sound Recording Industries - 0.5%
DreamWorks Animation SKG Inc - Class A		15,500	311,550
The Disney Walt Co.		9,500	370,880
Total Motion Picture and Sound Recording Industries			682,430

Nonstore Retailers - 0.1%
Nutrisystem, Inc		7,180	100,951
Oil and Gas Extraction - 0.1%
Northern Oil and Gas, Inc.		9,000	199,350
Paper Manufacturing - 0.2%
Avery Dennison Corp.		6,360	245,687
Professional, Scientific, and Technical Services - 2.3%
Acorda Therapeutics, Inc.		13,660	441,355
Constant Contact, Inc.		20,940	531,457
IDEXX Laboratories, Inc.		1,300	100,828
Incyte Corp. Ltd.		13,160	249,250
International Business Machines Corp.		3,300	566,115
iSoftstone Holdings Ltd. - ADR		6,500	99,515
Optimer Pharmaceuticals, Inc.		8,900	105,821
Regeneron Pharmaceuticals, Inc.		5,070	287,520
VanceInfo Technologies, Inc. - ADR		4,220	97,524
VCA Antech, Inc.		33,195	703,734
Total Professional, Scientific, and Technical Services			3,183,119

Publishing Industries (except Internet) - 0.9%
Open Text Corp.		12,160	778,483
VMware, Inc. - Class A		4,300	430,989
Total Publishing Industries (except Internet)			1,209,472

Real Estate - 0.1%
Coresite Realty Corp.		5,800	95,120
Rental and Leasing Services - 0.6%
Netflix, Inc.		1,630	428,185
Zipcar, Inc.		23,845	486,676
Total Rental and Leasing Services			914,861

Telecommunications - 0.9%
Verizon Communications, Inc.		14,000	521,220
Vodafone Group PLC - ADR		29,200	780,224
Total Telecommunications			1,301,444

Transportation Equipment Manufacturing - 1.1%
Aerovironment, Inc.		3,790	133,977
BorgWarner, Inc.		2,500	201,975
General Dynamics Corp.		4,800	357,696
Meritor, Inc.		37,080	594,763
Spirit Aerosystems Holdings, Inc. - Class A		10,030	220,660
Total Transportation Equipment Manufacturing			1,509,071

Truck Transportation - 0.3%
Swift Transportation Co.		27,930	378,451
Wholesale Electronic Markets and Agents and Brokers - 0.2%
PSS World Medical, Inc.		8,600	240,886
TOTAL COMMON STOCKS (Proceeds $28,110,794)			$28,152,540

INVESTMENT COMPANIES - 8.3%
iShares Barclays 20+ Year Treasury Bond Fund		7,140	671,669
iShares Russell 2000 Growth Index Fund		2,300	218,155
iShares Silver Trust		50,000	1,692,500
Powershares QQQ Trust Series 1		48,100	2,744,105
SPDR S&P 500 ETF Trust		47,300	6,242,181
TOTAL INVESTMENT COMPANIES (Proceeds $11,424,656)			11,568,610

Total Securities Sold Short (Proceeds $39,535,450) - 28.4%			$39,721,150

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
June 30, 2011 (Unaudited)
		Fair
	Contracts	Value
CALL OPTIONS
CurrencyShares Euro Trust
Expiration: September 2011, Exercise Price: $150.00	590	$54,870
iShares Silver Trust
Expiration: August 2011, Exercise Price: $38.00	1,000	43,000
MAKO Surgical Corp.
Expiration: July 2011, Exercise Price: $30.00	32	4,000
Renren, Inc.
Expiration: July 2011, Exercise Price: $10.00	50	1,500
Sina Corp.
Expiration: July 2011, Exercise Price: $120.00	70	8,400
Visa, Inc.
Expiration: July 2011, Exercise Price: $75.00	110	100,980
Total Call Options		212,750

PUT OPTIONS
CurrencyShares Euro Trust
Expiration: July 2011, Exercise Price: $135.00	590	3,540
Energizer Holdings, Inc.
Expiration: August 2011, Exercise Price: $60.00	83	2,490
Equinix, Inc.
Expiration: September 2011, Exercise Price: $60.00	180	2,250
GameStop Corp.
Expiration: July 2011, Exercise Price: $19.00	86	86
General Dynamics Corp.
Expiration: July 2011, Exercise Price: $65.00	48	480
Goldman Sachs Group, Inc.
Expiration August 2011, Exercise Price: $120.00	44	5,764
Google, Inc.
Expiration: July 2011, Exercise Price: $450.00	10	1,250
iShares Silver Trust
Expiration: July 2011, Exercise Price: $30.00	500	5,000
Itron, Inc.
Expiration: August 2011, Exercise Price: $40.00	49	1,225
Expiration: August 2011, Exercise Price: $45.00	34	2,890
Pantry, Inc.
Expiration: September 2011, Exercise Price: $15.00	100	3,500
Sina Corp.
Expiration: July 2011, Exercise Price: $70.00	70	1,050
SPDR S&P 500 ETF Trust
Expiration: July 2011, Exercise Price: $120.00	250	1,750
Visa, Inc.
Expiration: July 2011, Exercise Price: $75.00	110	110
Expiration: August 2011, Exercise Price: $77.50	160	21,440
Expiration: August 2011, Exercise Price: $75.00	90	8,190
Expiration: September 2011, Exercise Price: $65.00	250	7,750
Vodafone Group PLC
Expiration: July 2011, Exercise Price: $25.00	122	610
Total Put Options		69,375
Total Options Written (Premiums received $323,194)		$282,125

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$93,306,161	$—	$—	(1)	$93,306,161
Purchased Options		520,291	—	—		520,291
Money Market Funds		3,490,550	—	—		3,490,550
Repurchase Agreements		—	41,263,875	—		41,263,875
Total Investment in Securities		$97,317,002	$41,263,875	$—		$138,580,877

Securities Sold Short:
Common Stocks		$(28,152,540)	$—	$—		$(28,152,540)
Investment Companies		(11,568,610)	—	—		(11,568,610)
Total Securities Sold Short		$(39,721,150)	$—	$—		$(39,721,150)

Written Options		$(282,125)	$—	$—		$(282,125)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Forestry and Logging	$—

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$—
Accrued discounts/premiums		—
Realized gain (loss)		—
Change in unrealized (depreciation)		—
Purchases		—
Sales		—
Transfer in and/or out of Level 3		—
Balance as of June 30, 2011		$—

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2011		$—

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$520,291
Written Options			Written option contracts, at value	$282,125
Total		$520,291		$282,125

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(854,541)
Written Options	731,211
Total	$(123,330)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$(374,980)
Written Options	(32,400)
Total	$(407,380)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Investments
June 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 79.2%
Administrative and Support Services - 0.5%
Equifax, Inc.	3,750	$130,200
Rollins, Inc.	6,650	135,527
Total Administrative and Support Services		265,727

Air Transportation - 0.2%
United Continental Holdings, Inc. (a)	4,250	96,177
Ambulatory Health Care Services - 0.3%
Coventry Health Care, Inc. (a)	3,550	129,468
Beverage and Tobacco Product Manufacturing - 0.3%
Dr Pepper Snapple Group, Inc.	3,100	129,983
Broadcasting (except Internet) - 0.7%
Sirius XM Radio, Inc. (a)	159,460	349,217
Chemical Manufacturing - 0.6%
International Flavors & Fragrances, Inc.	2,050	131,692
PPG Industries, Inc.	1,600	145,264
Total Chemical Manufacturing		276,956

Clothing and Clothing Accessories Stores - 0.4%
ANN, Inc. (a)	4,000	104,400
Ltd. Brands, Inc.	2,650	101,892
Total Clothing and Clothing Accessories Stores		206,292

Computer and Electronic Product Manufacturing - 11.9%
Altera Corp.	2,200	101,970
Apple, Inc. (a)	3,543	1,189,279
Atmel Corp. (a)	8,150	114,671
AVX Corp.	7,100	108,204
Cirrus Logic, Inc. (a)	9,077	144,324
Cypress Semiconductor Corp. (a)	23,624	499,411
Fossil, Inc. (a)	1,250	147,150
Integrated Device Technology, Inc. (a)	59,059	464,204
Jabil Circuit, Inc.	5,500	111,100
Mettler-Toledo International, Inc. (a)	700	118,069
NetApp, Inc. (a)	5,818	307,074
Oclaro, Inc. (a)	38,388	257,967
Qualcomm, Inc.	6,480	367,999
Raytheon Co.	21,000	1,046,850
SanDisk Corp. (a)	2,600	107,900
Sigma-Aldrich Corp.	1,850	135,753
Triumph Group, Inc.	5,400	537,732
Veeco Instruments, Inc. (a)	2,718	131,579
Total Computer and Electronic Product Manufacturing		5,891,236

Credit Intermediation and Related Activities - 0.2%
International Bancshares Corp.	6,150	102,890
Data Processing, Hosting and Related Services - 2.8%
AOL, Inc. (a)	4,600	91,356
CommVault Systems, Inc. (a)	13,288	590,652
Equinix, Inc. (a)	3,543	357,914
Google, Inc. - Class A (a)	664	336,236
Total Data Processing, Hosting and Related Services		1,376,158

Fabricated Metal Product Manufacturing - 4.0%
Greif, Inc. - Class A	2,050	133,312
Pentair, Inc.	25,400	1,025,144
Timken Co.	16,560	834,624
Total Fabricated Metal Product Manufacturing		1,993,080

Food Manufacturing - 0.5%
Sara Lee Corp.	6,750	128,183
The Hershey Co.	2,500	142,125
Total Food Manufacturing		270,308

Food Services and Drinking Places - 1.1%
Brinker International, Inc.	5,250	128,415
Chipotle Mexican Grill, Inc. (a)	450	138,685
Starbucks Corp.	3,550	140,189
The Cheesecake Factory, Inc. (a)	4,450	139,597
Total Food Services and Drinking Places		546,886

Food, Beverage & Tobacco - 0.2%
Hormel Foods Corp.	4,000	119,240
General Merchandise Stores - 0.3%
Dollar Tree, Inc. (a)	2,050	136,571
Health and Personal Care Stores - 0.3%
Herbalife Ltd.	2,500	144,100
Heavy and Civil Engineering Construction - 0.3%
Chicago Bridge & Iron Co. NV - ADR	3,200	124,480
Hospitals - 0.3%
Universal Health Services, Inc. - Class B	2,600	133,978
Insurance Carriers and Related Activities - 0.4%
Aflac, Inc.	2,150	100,362
The Progressive Corp.	5,600	119,728
Total Insurance Carriers and Related Activities		220,090

Machinery Manufacturing - 4.0%
Cummins, Inc.	6,300	651,987
Flowserve Corp.	7,560	830,768
Graco, Inc.	2,150	108,919
Nordson Corp.	1,950	106,957
Novellus Systems, Inc. (a)	3,800	137,332
WW Grainger, Inc.	900	138,285
Total Machinery Manufacturing		1,974,248

Merchant Wholesalers, Durable Goods - 0.8%
Henry Schein, Inc. (a)	1,950	139,601
Hill-Rom Holdings, Inc.	2,750	126,610
TRW Automotive Holdings Corp. (a)	2,150	126,914
Total Merchant Wholesalers, Durable Goods		393,125

Merchant Wholesalers, Nondurable Goods - 0.3%
AmerisourceBergen Corp.	3,200	132,480
Miscellaneous Manufacturing - 1.2%
Hasbro, Inc.	2,600	114,218
Kinetic Concepts, Inc. (a)	2,200	126,786
Mine Safety Appliances Co.	3,000	112,020
Rockwell Automation, Inc.	1,400	121,464
Teleflex, Inc.	1,950	119,067
Total Miscellaneous Manufacturing		593,555

Miscellaneous Store Retailers - 0.5%
PetSmart, Inc.	2,950	133,841
Sotheby's	2,650	115,275
Total Miscellaneous Store Retailers		249,116

Motor Vehicle and Parts Dealers - 0.2%
Advance Auto Parts, Inc.	1,850	108,207
Nonstore Retailers - 0.2%
IAC InterActiveCorp (a)	3,200	122,144
Oil and Gas Extraction - 11.8%
Approach Resources, Inc. (a)	32,175	729,407
Cabot Oil & Gas Corp.	8,550	566,951
Canadian Natural Resources Ltd.	9,000	376,740
Cimarex Energy Co.	1,150	103,408
Comstock Resources, Inc. (a)	24,695	710,969
Devon Energy Corp.	9,900	780,219
Newfield Exploration Co. (a)	1,400	95,228
Noble Energy, Inc.	1,250	112,037
Petroleum Development Corp. (a)	26,125	781,399
Pioneer Natural Resources Co.	7,200	644,904
Quicksilver Resources, Inc. (a)	24,300	358,668
Rex Energy Corp. (a)	48,600	499,122
SM Energy Co.	1,400	102,872
Total Oil and Gas Extraction		5,861,924

Paper Manufacturing - 1.1%
MeadWestvaco Corp.	16,635	554,112
Petroleum and Coal Products Manufacturing - 8.0%
Exxon Mobil Corp.	13,530	1,101,071
Frontier Oil Corp.	23,200	749,592
Hess Corp.	4,230	316,235
Marathon Oil Corp.	23,300	1,227,444
Sunoco, Inc.	13,050	544,316
Total Petroleum and Coal Products Manufacturing		3,938,658

Pipeline Transportation - 1.9%
El Paso Corp.	6,400	129,280
EQT Corp.	13,230	694,840
Questar Corp.	6,400	113,344
Total Pipeline Transportation		937,464

Plastics and Rubber Products Manufacturing - 0.3%
Sonoco Products Co.	3,800	135,052
Printing and Related Support Activities - 0.2%
Deluxe Corp.	4,450	109,959
Professional, Scientific, and Technical Services - 5.5%
Cerner Corp. (a)	2,300	140,553
Cognizant Technology Solutions Corp. - Class A (a)	10,335	757,969
DST Systems, Inc.	2,300	121,440
Factset Research Systems, Inc.	1,250	127,900
Gartner, Inc. (a)	3,450	139,001
Herman Miller, Inc.	5,400	146,988
Hypercom Corp. (a)	27,205	267,425
IDEXX Laboratories, Inc. (a)	1,800	139,608
KIT Digital, Inc. (a)	19,194	229,176
MICROS Systems, Inc. (a)	2,850	141,673
The Corporate Executive Board Co.	3,400	148,410
VASCO Data Security International, Inc. (a)	29,788	370,861
Total Professional, Scientific, and Technical Services		2,731,004

Publishing Industries (except Internet) - 5.8%
ACI Worldwide, Inc. (a)	4,350	146,900
Advent Software, Inc. (a)	3,750	105,637
BMC Software, Inc. (a)	5,468	299,100
Citrix Systems, Inc. (a)	3,543	283,440
Gannett Co., Inc.	7,800	111,696
Nuance Communications, Inc. (a)	20,671	443,806
Red Hat, Inc. (a)	12,985	596,011
Take-Two Interactive Software, Inc. (a)	26,577	406,097
VeriFone Systems, Inc. (a)	6,792	301,225
VMware, Inc. - Class A (a)	2,020	202,465
Total Publishing Industries (except Internet)		2,896,377

Rail Transportation - 0.3%
CSX Corp.	5,050	132,411
Real Estate - 1.2%
Apartment Investment & Management Co. - Class A	4,550	116,162
CB Richard Ellis Group, Inc. - Class A (a)	4,450	111,739
Hospitality Properties Trust	4,450	107,913
The Macerich Co.	2,400	128,400
Ventas, Inc.	2,200	115,962
Total Real Estate		580,176

Support Activities for Mining - 1.5%
Complete Production Services, Inc. (a)	21,600	720,576
Telecommunications - 2.5%
Alcatel-Lucent - ADR (a)	91,541	528,191
Amdocs Ltd. (a)	9,712	295,148
American Tower Corp. - Class A (a)	2,300	120,359
Cogent Communications Group, Inc. (a)	11,812	200,922
Virgin Media, Inc.	3,800	113,734
Total Telecommunications		1,258,354

Transportation Equipment Manufacturing - 5.9%
Goodrich Corp.	1,350	128,925
Meritor, Inc. (a)	51,840	831,514
Navistar International Corp. (a)	1,700	95,982
Oshkosh Corp. (a)	42,250	1,222,715
Spirit Aerosystems Holdings, Inc. - Class A (a)	23,850	524,700
WABCO Holdings, Inc. (a)	1,500	103,590
Total Transportation Equipment Manufacturing		2,907,426

Utilities - 0.5%
Great Plains Energy, Inc.	5,050	104,687
ITC Holdings Corp.	1,800	129,186
Total Utilities		233,873

Water Transportation - 0.2%
Overseas Shipholding Group, Inc.	4,450	119,883
TOTAL COMMON STOCKS (Cost $34,655,711)		$39,202,961

MONEY MARKET FUNDS - 10.2%
STIT Liquid Asset Portfolio, 0.06% (b)	5,063,469	5,063,469
TOTAL MONEY MARKET FUNDS (Cost $5,063,469)		$5,063,469

Total Investments (Cost $39,719,180) - 89.4%		44,266,430

	Principal
REPURCHASE AGREEMENTS - 4.5%	Amount
J.P. Morgan
0.00%, dated 6/30/2011, due 7/1/2011
repurchase price $2,258,358 (c)	2,258,358	2,258,358
TOTAL REPURCHASE AGREEMENTS (Cost $2,258,358)		$2,258,358

Other Assets in Excess of Liabilities - 6.1%		3,004,390
TOTAL NET ASSETS - 100.0%		$49,529,178

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Rate shown is the seven day yield as of June 30, 2011.
(c)	Collateralized by U.S. Treasury Notes with a market value of $2,303,532.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 59.9%
Administration of Environmental Quality Program - 0.2%
Waste Management, Inc.	3,100	$115,537
Administration of Human Resource Programs - 0.1%
Express Scripts, Inc.	1,100	59,378
Administrative and Support Services - 1.0%
Ecolab, Inc.	2,400	135,312
Expedia, Inc.	4,350	126,107
Iron Mountain, Inc.	3,450	117,610
Robert Half International, Inc.	4,750	128,393
Total Administrative and Support Services		507,422

Air Transportation - 0.5%
Con-way, Inc.	3,000	116,430
Copa Holdings SA - Class A	2,000	133,480
Total Air Transportation		249,910

Ambulatory Health Care Services - 0.2%
Laboratory Corp of America Holdings	1,200	116,148
Chemical Manufacturing - 1.3%
Allergan, Inc.	1,450	120,713
Avon Products, Inc.	3,750	105,000
Clorox Co.	1,550	104,532
Myriad Genetics, Inc.	4,350	98,788
Praxair, Inc.	1,100	119,229
Vertex Pharmaceuticals, Inc.	1,800	93,582
Total Chemical Manufacturing		641,844

Clothing and Clothing Accessories Stores - 0.2%
Aeropostale, Inc.	4,200	73,500
Computer and Electronic Product Manufacturing - 3.9%
ARM Holdings PLC	10,134	288,110
Broadcom Corp. - Class A	2,450	82,418
CoreLogic, Inc.	5,900	98,589
Cree, Inc.	1,350	45,347
Intersil Corp. - Class A	8,859	113,838
Itron, Inc.	2,000	96,320
Jabil Circuit, Inc.	4,444	89,769
JDS Uniphase Corp.	9,576	159,536
Linear Technology Corp.	10,962	361,965
Masimo Corp.	3,800	112,784
Rambus, Inc.	6,550	96,154
Silicon Laboratories, Inc.	2,650	109,339
Texas Instruments, Inc.	5,316	174,524
Xilinx, Inc.	2,524	92,050
Total Computer and Electronic Product Manufacturing		1,920,743

Credit Intermediation and Related Activities - 1.0%
Global Payments, Inc.	2,800	142,800
Netspend Holdings, Inc.	210	2,100
Northern Trust Corp.	2,350	108,006
Visa, Inc.	2,710	228,345
Total Credit Intermediation and Related Activities		481,251

Data Processing, Hosting and Related Services - 1.2%
Juniper Networks, Inc.	7,185	226,328
Rackspace Hosting, Inc.	4,429	189,295
Total System Services, Inc.	8,450	157,001
Total Data Processing, Hosting and Related Services		572,624

Electrical Equipment, Appliance, and Component Manufacturing - 2.1%
Ciena Corp.	7,087	130,259
Cooper Industries PLC	11,700	698,139
Energizer Holdings, Inc.	1,750	126,630
Woodward, Inc.	3,000	104,580
Total Electrical Equipment, Appliance, and Component Manufacturing		1,059,608

Electronics and Appliance Stores - 0.2%
Best Buy Co., Inc.	2,750	86,377
Fabricated Metal Product Manufacturing - 2.9%
Commercial Metals Co.	6,800	97,580
Hexcel Corp.	50,850	1,113,107
The Shaw Group, Inc.	3,000	90,630
Valmont Industries, Inc.	1,350	130,126
Total Fabricated Metal Product Manufacturing		1,431,443

Food Manufacturing - 0.1%
Campbell Soup Co.	1,550	53,552
Food Services and Drinking Places - 0.4%
Darden Restaurants, Inc.	2,100	104,496
Yum! Brands, Inc.	2,100	116,004
Total Food Services and Drinking Places		220,500

Forestry and Logging - 1.2%
Plum Creek Timber Co., Inc.	3,300	133,782
Potlatch Corp.	2,650	93,466
Weyerhaeuser Co.	17,700	386,922
Total Forestry and Logging		614,170

General Merchandise Stores - 0.5%
Big Lots, Inc.	3,000	99,450
Costco Wholesale Corp.	1,650	134,046
Total General Merchandise Stores		233,496

Machinery Manufacturing - 8.1%
Aixtron SE NA - ADR	5,600	191,072
Caterpillar, Inc.	13,275	1,413,256
Dresser-Rand Group, Inc.	2,100	112,875
Flowserve Corp.	900	98,901
Lennox International, Inc.	2,750	118,443
Lincoln Electric Holdings, Inc.	3,800	136,230
Pall Corp.	18,210	1,023,948
Pitney Bowes, Inc.	5,200	119,548
The Manitowoc Co., Inc.	46,600	784,744
Total Machinery Manufacturing		3,999,017

Merchant Wholesalers, Durable Goods - 0.3%
LKQ Corp.	6,000	156,540
Mining (except Oil and Gas) - 0.4%
Consol Energy, Inc.	2,200	106,656
Martin Marietta Materials, Inc.	1,250	99,962
Total Mining (except Oil and Gas)		206,618

Miscellaneous Manufacturing - 0.5%
International Game Technology	6,100	107,238
Patterson Cos., Inc.	3,450	113,470
Total Miscellaneous Manufacturing		220,708

Miscellaneous Store Retailers - 0.2%
Staples, Inc.	6,000	94,800
Motion Picture and Sound Recording Industries - 0.2%
DreamWorks Animation SKG Inc - Class A	4,100	82,410
Nonmetallic Mineral Product Manufacturing - 0.4%
Eagle Materials, Inc.	4,150	115,660
Owens-Illinois, Inc.	3,200	82,592
Total Nonmetallic Mineral Product Manufacturing		198,252

Nonstore Retailers - 0.3%
Amazon.com, Inc.	750	153,368
Nursing and Residential Care Facilities - 0.2%
Brookdale Senior Living, Inc.	4,450	107,912
Oil and Gas Extraction - 10.2%
Cenovus Energy, Inc.	28,550	1,075,193
EOG Resources, Inc.	6,635	693,689
Quicksilver Resources, Inc.	7,750	114,390
Range Resources Corp.	2,450	135,975
SandRidge Energy, Inc.	85,700	913,562
SM Energy Co.	15,840	1,163,923
Southwestern Energy Co.	3,000	128,640
Stone Energy Corp.	23,750	721,763
Ultra Petroleum Corp.	2,750	125,950
Total Oil and Gas Extraction		5,073,085

Other Information Services - 0.2%
WebMD Health Corp. - Class A	2,350	107,113
Paper Manufacturing - 0.5%
Avery Dennison Corp.	3,550	137,137
Temple-Inland, Inc.	3,300	98,142
Total Paper Manufacturing		235,279

Personal and Laundry Services - 0.3%
Dice Holdings, Inc.	12,304	166,350
Petroleum and Coal Products Manufacturing - 3.4%
Royal Dutch Shell PLC - ADR	9,450	672,179
Valero Energy Corp.	38,700	989,559
Total Petroleum and Coal Products Manufacturing		1,661,738

Primary Metal Manufacturing - 0.5%
Matthews International Corp. - Class A	3,300	132,495
Precision Castparts Corp.	750	123,488
Total Primary Metal Manufacturing		255,983

Professional, Scientific, and Technical Services - 3.6%
Allscripts Healthcare Solutions, Inc.	6,750	131,085
athenahealth, Inc.	1,476	60,664
Camelot Information Systems, Inc. - ADR	12,304	183,945
CH Robinson Worldwide, Inc.	2,000	157,680
Covance, Inc.	2,150	127,645
Human Genome Sciences, Inc.	4,550	111,657
Kenexa Corp.	6,836	163,927
Lamar Advertising Co. - Class A	2,750	75,267
Lender Processing Services, Inc.	3,900	81,549
Longtop Financial Technologies Ltd. - ADR (a)	9,613	181,974
Paychex, Inc.	4,650	142,848
SuccessFactors, Inc.	3,459	101,695
VCA Antech, Inc.	5,100	108,120
Wipro Ltd. - ADR	12,988	171,052
Total Professional, Scientific, and Technical Services		1,799,108

Publishing Industries (except Internet) - 2.7%
ANSYS, Inc.	2,550	139,409
Concur Technologies, Inc.	4,111	205,838
Cornerstone OnDemand, Inc.	4,785	84,455
John Wiley & Sons, Inc. - Class A	2,800	145,628
Quest Software, Inc.	4,550	103,421
Symantec Corp.	7,850	154,802
Taleo Corp. - Class A	4,785	177,189
The McGraw-Hill Cos., Inc.	3,300	138,303
Thomson Reuters Corp.	4,429	166,353
Total Publishing Industries (except Internet)		1,315,398

Rail Transportation - 1.2%
Norfolk Southern Corp.	7,650	573,214
Real Estate - 0.2%
Federal Realty Investment Trust	1,350	114,993
Rental and Leasing Services - 0.4%
Netflix, Inc.	764	200,695
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
Eaton Vance Corp.	4,100	123,943
IntercontinentalExchange, Inc.	900	112,239
Lazard Ltd. - Class A	3,100	115,010
Morningstar, Inc.	2,100	127,638
TD Ameritrade Holding Corp.	6,450	125,839
Teton Advisors, Inc. - Class A	6	126
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		604,795

Support Activities for Mining - 1.4%
Schlumberger Ltd.	8,190	707,616
Telecommunications - 1.0%
NII Holdings, Inc.	3,200	135,616
SBA Communications Corp. - Class A	2,550	97,385
Telefonaktiebolaget LM Ericsson - ADR	19,227	276,484
Total Telecommunications		509,485

Transportation Equipment Manufacturing - 3.3%
General Motors Co.	21,600	655,776
Northrop Grumman Corp.	14,220	986,157
Total Transportation Equipment Manufacturing		1,641,933

Utilities - 2.0%
Aqua America, Inc.	5,450	119,791
Covanta Holding Corp.	6,300	103,887
DPL, Inc.	4,000	120,640
MDU Resources Group, Inc.	27,900	627,750
Total Utilities		972,068

Waste Management and Remediation Services - 0.2%
Clean Harbors, Inc.	800	82,600
TOTAL COMMON STOCKS (Proceeds $28,690,825)		$29,678,581

INVESTMENT COMPANIES - 12.0%
iShares Russell 2000 Index Fund	8,886	735,761
iShares S&P Small Cap 600 Index Fund	33,640	2,466,485
Technology Select Sector SPDR Fund	106,307	2,732,090
TOTAL INVESTMENT COMPANIES (Proceeds $5,929,106)		$5,934,336

	Principal
	Amount
CORPORATE BONDS - 0.0%
GAMCO Investors, Inc.	6,100	4,075
0.000%, 12/31/2015
TOTAL CORPORATE BONDS (Proceeds $6,100)		$4,075

Total Securities Sold Short (Proceeds $34,626,031) - 71.9%		$35,616,992

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At June 30, 2011, the market value of these securities total $181,971 which represents 0.4% of total net assets.

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$39,202,961	$—	$—		$39,202,961
Money Market Funds		5,063,469	—	—		5,063,469
Repurchase Agreements		—	2,258,358	—		2,258,358
Total Investments in Securities		$44,266,430	$2,258,358	$—		$46,524,788

Securities Sold Short:
Common Stocks		$(29,496,607)	$—	$(181,974	)(1)	$(29,678,581)
Investment Companies		(5,934,335)	—	—		(5,934,335)
Corporate Bonds			(4,075)	—		(4,075)
Total Securities Sold Short		$(35,430,942)	$(4,075)	$(181,974)		$(35,616,991)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

	Professional, Scientific, and Technical Services	$(181,974)

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$—
Accrued discounts/premiums		—
Realized gain (loss)		—
Change in unrealized (depreciation)		—
Purchases		—
Sales		—
Transfer in and/or out of Level 3		(181,974)
Balance as of June 30, 2011		$(181,974)

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2011		$—

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
June 30, 2011 (Unaudited)
			Fair
		Shares	Value
COMMON STOCKS - 4.0%
Chemical Manufacturing - 0.1%
Life Technologies Corp. (a)		3,200	$166,624
Construction of Buildings - 0.0%
Dayton Superior Corp. (a) (l)		2,804	0
Insurance Carriers and Related Activities - 0.6%
MetLife, Inc.		8,625	710,959
Machinery Manufacturing - 0.1%
Luxfer (a) (l)		23,050	123,640
Telecommunications - 0.0%
Satelites Mexicanos SA de CV (a) (l)		1,000,000	0
Transportation Equipment Manufacturing - 3.2%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a) (k) (l)		9,420	3,989,016
TOTAL COMMON STOCKS (Cost $3,651,259)			$4,990,239

CONVERTIBLE PREFERRED STOCKS - 0.9%
Funds, Trusts, and Other Financial Vehicles - 0.2%
Excel Trust, Inc. (a)		12,500	298,438
Oil and Gas Extraction - 0.2%
Petroquest Energy, Inc. (l)		5,600	243,600
Plastics and Rubber Products Manufacturing - 0.2%
The Goodyear Tire & Rubber Co. (a)		5,000	278,100
Support Activities for Mining - 0.3%
Energy XXI Bermuda Ltd.		1,000	367,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,193,163)			$1,187,638

PREFERRED STOCKS - 0.6%
Accommodation - 0.2%
Las Vegas Sands Corp.		2,500	282,735
Construction of Buildings - 0.4%
Dayton Superior Corp. Preferred Units (a) (l)		3,115	454,916
TOTAL PREFERRED STOCKS (Cost $738,369)			$737,651

		Principal
		Amount
ASSET BACKED SECURITIES - 0.6%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.306%, 05/25/2031 (b)		$53,553	$50,452
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 Class 1A6, 4.515%, 02/25/2014		68,980	69,155
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036 (b)		79,401	54,187
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033		19,637	8,341
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.466%, 10/25/2035 (b)		112,911	107,144
GSAMP Trust
Series 2007-HE2 Class A2A, 0.306%, 03/25/2037 (b)		69,369	66,556
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027		85,627	85,510
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.436%, 11/25/2035 (b)		92,592	88,214
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.656%, 04/25/2035 (b)		176,060	162,662
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.686%, 07/25/2035 (Acquired 06/24/2010, Cost $23,507) (b) (k)		120,695	8,523
TOTAL ASSET BACKED SECURITIES (Cost $726,232)			$700,744

MORTGAGE BACKED SECURITIES - 4.6%
Banc of America Alternative Loan Trust
Series 2006-3, 6.000%, 04/25/2036		$285,616	$221,894
Bear Stearns Commercial Mortgage Securities
Series 2007- PW 17 Class A-4, 5.694%, 06/11/2050 (b)		740,000	803,695
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A-3, 6.014%, 06/15/2038 (b)		700,000	769,239
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (g)		158,045	24,859
Series 356 Class 19, 6.000%, 12/01/2034 (g)		68,479	12,899
Fannie Mae REMICS
Series 2010-105 Class IO, 5.000%, 08/25/2020		300,749	36,967
Series 2008-86 Class IO, 4.500%, 03/25/2023		381,229	39,413
Series 2004-66 Class SE, 6.314%, 09/25/2034 (b)		198,494	33,132
Series 2005-65, 6.814%, 08/25/2035 (b)		301,889	47,287
Freddie Mac REMICS
Series 3685 Class EI, 5.000%, 03/15/2019		438,645	42,729
Series 2965, 5.863%, 05/15/2032 (b)		214,213	29,013
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4, 5.992%, 08/10/2045 (b)		500,000	536,800
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18 Class A4, 5.440%, 01/12/2017		1,000,000	1,068,760
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 6.164%, 08/12/2049 (b)		750,000	821,086
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, Cost $529,354) (e) (k) (l)		549,687	92,459
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4, 5.308%, 11/15/2048		610,000	658,785
WaMu Mortgage Pass Through Certificates
Series 2005-AR1 Class AR1, 0.526%, 01/25/2045 (b)		399,652	316,381
Series 2007-OA2 Class 1A, 0.978%, 03/25/2047 (b)		340,363	212,116
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,977,038)			$5,767,514

CONVERTIBLE BONDS - 26.2%
Accommodation - 1.1%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $481,490) (c)		$500,000	$635,000
MGM Resorts International
4.250%, 04/15/2015		620,000	671,150
Total Accommodation			1,306,150

Air Transportation - 0.2%
AMR Corp.
6.250%, 10/15/2014		225,000	218,250
Animal Production - 0.5%
Tyson Foods, Inc.
3.250%, 10/15/2013		500,000	645,000
Chemical Manufacturing - 2.9%
Alere, Inc.
3.000%, 05/15/2016		700,000	762,125
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014		250,000	226,250
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/2017		500,000	720,625
Cubist Pharmaceuticals, Inc.
2.500%, 11/01/2017		500,000	696,250
Dendreon Corp.
2.875%, 01/15/2016		595,000	653,756
Salix Pharmaceuticals Ltd.
2.750%, 05/15/2015		500,000	575,000
Total Chemical Manufacturing			3,634,006

Computer and Electronic Product Manufacturing - 6.3%
EMC Corp./Massachusetts
1.750%, 12/01/2013		500,000	876,250
Hologic Inc
2.000%, 12/15/2037		500,000	571,250
Hutchinson Technology, Inc.
3.250%, 01/15/2026		1,084,000	878,039
8.500%, 01/15/2026		435,000	367,575
Insulet Corp.
3.750%, 06/15/2016		550,000	589,875
Integra LifeSciences Holdings Corp.
1.625%, 12/15/2016		500,000	503,750
Microchip Technology, Inc.
2.125%, 12/15/2037		250,000	340,313
Micron Technology, Inc.
1.875%, 06/01/2027 (Acquired 01/20/2011 through 03/24/2011, Cost $569,463) (c)		500,000	506,250
ON Semiconductor Corp.
2.625%, 12/15/2026		500,000	605,625
Quantum Corp.
3.500%, 11/15/2015 (Acquired 11/10/2010, Cost $363,129) (c)		350,000	379,313
SanDisk Corp.
1.500%, 08/15/2017		500,000	528,750
Triumph Group, Inc.
2.625%, 10/01/2026		550,000	1,007,875
Xilinx, Inc.
3.125%, 03/15/2037		500,000	633,750
Total Computer and Electronic Product Manufacturing			7,788,615

Construction of Buildings - 0.4%
D.R. Horton, Inc.
2.000%, 05/15/2014		500,000	553,750
Electrical Equipment, Appliance, and Component Manufacturing - 1.6%
A123 Systems, Inc.
3.750%, 04/15/2016		500,000	450,625
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/05/2010, Cost $300,996) (c)		290,000	345,463
0.875%, 06/15/2017		750,000	634,687
Greatbatch, Inc.
2.250%, 06/15/2013		500,000	504,375
Total Electrical Equipment, Appliance, and Component Manufacturing			1,935,150

Electronics and Appliance Stores - 0.4%
Best Buy Co., Inc.
2.250%, 01/15/2022		500,000	503,750
Food and Beverage Stores - 0.2%
Spartan Stores, Inc.
3.375%, 05/15/2027		250,000	247,500
Food Services and Drinking Places - 0.4%
Morgans Hotel Group Co.
2.375%, 10/15/2014		600,000	519,750
Funds, Trusts, and Other Financial Vehicles - 0.3%
Ares Capital Corp.
5.750%, 02/01/2016 (Acquired 01/20/2011 through 01/21/2011, Cost $349,915) (c)		350,000	367,500
NorthStar Realty Finance LP
7.500%, 03/15/2031 (Acquired 03/04/2011, Cost $60,015) (c)		60,000	56,250
Total Funds, Trusts, and Other Financial Vehicles			423,750

Insurance Carriers and Related Activities - 0.4%
MGIC Investment Corp.
5.000%, 05/01/2017		500,000	445,625
Merchant Wholesalers, Nondurable Goods - 0.9%
School Specialty, Inc.
3.750%, 11/30/2026		1,000,000	1,060,000
Mining (except Oil and Gas) - 0.5%
James River Coal Co.
4.500%, 12/01/2015 (Acquired 08/19/2010, Cost $492,822) (c)		500,000	563,125
Miscellaneous Manufacturing - 1.0%
International Game Technology
3.250%, 05/01/2014		500,000	596,250
Volcano Corp.
2.875%, 09/01/2015		500,000	640,625
Total Miscellaneous Manufacturing			1,236,875

Motor Vehicle and Parts Dealers - 0.3%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 03/17/2010 through 04/28/2010, Cost $342,809) (c)		335,000	417,494
Nursing and Residential Care Facilities - 0.4%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018		500,000	514,375
Oil and Gas Extraction - 0.5%
GMX Resources, Inc.
5.000%, 02/01/2013		695,000	655,906
Other Information Services - 0.4%
WebMD Health Corp.
2.250%, 03/31/2016 (Acquired 04/07/2011, Cost $480,679) (c)		500,000	478,750
Petroleum and Coal Products Manufacturing - 0.3%
Green Plains Renewable Energy, Inc.
5.750%, 11/01/2015 (Acquired 05/24/2011, Cost $402,370) (c)		380,000	384,750
Primary Metal Manufacturing - 0.2%
Steel Dynamics, Inc.
5.125%, 06/15/2014		250,000	298,125
Professional, Scientific, and Technical Services - 1.8%
Alliance Data Systems Corp.
1.750%, 08/01/2013		585,000	742,219
Ixia
3.000%, 12/15/2015 (Acquired 12/01/2010 through 12/09/2010, Cost $525,911) (c)		500,000	507,500
Mentor Graphics Corp.
4.000%, 04/01/2031 (Acquired 03/30/2011, Cost $502,479) (c)		500,000	498,750
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018		500,000	498,125
Total Professional, Scientific, and Technical Services			2,246,594

Rental and Leasing Services - 0.5%
Avis Budget Group, Inc.
3.500%, 10/01/2014		500,000	635,625
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
MF Global Holdings Ltd.
1.875%, 02/01/2016		600,000	594,750
Support Activities for Mining - 1.1%
Global Industries Ltd.
2.750%, 08/01/2027		1,000,000	735,000
Newpark Resources, Inc.
4.000%, 10/01/2017		500,000	583,125
Total Support Activities for Mining			1,318,125

Telecommunications - 0.6%
SBA Communications Corp.
4.000%, 10/01/2014		500,000	701,250
Transportation Equipment Manufacturing - 2.2%
Greenbrier Cos, Inc.
3.500%, 04/01/2018 (Acquired 03/30/2011 through 06/21/2011, Cost $1,420,053) (c)		1,400,000	1,267,000
2.375%, 05/15/2026		200,000	192,250
Meritor, Inc.
4.625%, 03/01/2026		500,000	545,625
Navistar International Corp.
3.000%, 10/15/2014		525,000	687,094
Total Transportation Equipment Manufacturing			2,691,969

Water Transportation - 0.3%
DryShips, Inc.
5.000%, 12/01/2014		500,000	450,000
TOTAL CONVERTIBLE BONDS (Cost $30,262,593)			$32,469,009

CORPORATE BONDS - 39.6%
Accommodation - 3.8%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014		474,000	495,330
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016		750,000	735,000
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
10.125%, 03/01/2012		1,100,000	1,034,000
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/2020 (Acquired 08/13/2009 through 12/15/2010, Cost $178,767) (c) (h)		289,000	283,220
MGM Resorts International
6.750%, 09/01/2012		500,000	502,500
6.750%, 04/01/2013		500,000	501,250
The River Rock Entertainment Authority
9.750%, 11/01/2011		1,260,000	1,118,250
Total Accommodation			4,669,550

Administrative and Support Services - 1.5%
Expedia, Inc.
5.950%, 08/15/2020		300,000	291,750
Morris Publishing Group LLC
10.000%, 09/01/2014		1,637,485	1,584,267
Total Administrative and Support Services			1,876,017

Air Transportation - 1.1%
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 07/31/2021 (l)		225,000	219,938
American Airlines Equipment Trust 1990
10.680%, 03/04/2014		111,000	108,225
AMR Corp.
9.000%, 08/01/2012		120,000	121,200
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019		295,703	294,225
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023 (l)		500,000	485,000
US Airways 2011-1 Class A Pass Through Trust
7.125%, 10/22/2023 (l)		115,000	115,000
Total Air Transportation			1,343,588

Apparel Manufacturing - 0.4%
Hanesbrands, Inc.
6.375%, 12/15/2020		500,000	485,000
Beverage and Tobacco Product Manufacturing - 2.1%
North Atlantic Trading, Inc.
10.000%, 03/01/2012 (Acquired 03/15/2011 through 06/22/2011, Cost $1,005,457) (c)		1,035,000	1,016,887
9.250%, 03/01/2012		150,000	143,625
Pernod-Ricard SA
5.750%, 04/07/2021 (Acquired 04/04/2011, Cost $495,325) (c)		500,000	522,029
Reddy Ice Corp.
11.250%, 03/15/2015		906,000	926,384
Total Beverage and Tobacco Product Manufacturing			2,608,925

Broadcasting (except Internet) - 1.2%
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017 (Acquired 03/30/2011, Cost $526,171) (c)		500,000	520,000
CMP Susquehanna Corp.
9.875%, 05/15/2014 (l)		900,000	907,316
Total Broadcasting (except Internet)			1,427,316

Building Material and Garden Equipment and Supplies Dealers - 0.4%
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 04/27/2011, Cost $504,326) (c)		500,000	502,500
Clothing and Clothing Accessories Stores - 1.1%
Brown Shoe Co., Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $992,490) (c)		1,000,000	955,000
Gap, Inc.
5.950%, 04/12/2021		375,000	360,266
Total Clothing and Clothing Accessories Stores			1,315,266

Computer and Electronic Product Manufacturing - 0.8%
Kemet Corp.
10.500%, 05/01/2018		500,000	552,500
Sanmina-SCI Corp.
7.000%, 05/15/2019 (Acquired 04/26/2011, Cost $500,000) (c)		500,000	472,500
Total Computer and Electronic Product Manufacturing			1,025,000

Credit Intermediation and Related Activities - 5.2%
Bank of America Corp.
7.625%, 06/01/2019		250,000	289,598
CKE Holdings, Inc.
10.500%, 03/14/2016 (Acquired 03/09/2011, Cost $491,013) (c)		500,000	481,250
Discover Financial Services
6.450%, 06/12/2017		55,000	61,008
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 02/11/2011, Cost $981,074) (c)		1,140,000	1,024,150
Ford Motor Credit Co. LLC
5.750%, 02/01/2021		1,000,000	998,768
International Lease Finance Corp.
8.625%, 09/15/2015 (b)		250,000	270,938
5.750%, 05/15/2016		375,000	369,269
8.250%, 12/15/2020		500,000	539,999
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (c)		300,000	317,258
Macquarie Bank Ltd.
6.625%, 04/07/2021 (Acquired 03/31/2011, Cost $399,220) (c)		400,000	402,427
Signature Group Holdings, Inc.
9.000%, 12/31/2016		1,221,130	1,080,700
SLM Corp.
6.250%, 01/25/2016		350,000	363,125
8.000%, 03/25/2020		250,000	268,451
Total Credit Intermediation and Related Activities			6,466,941

Data Processing, Hosting and Related Services - 0.8%
First Data Corp.
9.875%, 09/24/2015		1,000,000	1,027,500
Electronics and Appliance Stores - 0.9%
Intcomex, Inc.
13.250%, 12/15/2014		650,000	664,625
RadioShack Corp.
6.750%, 05/15/2019 (Acquired 04/28/2011, Cost $496,170) (c)		500,000	481,250
Total Electronics and Appliance Stores			1,145,875

Fabricated Metal Product Manufacturing - 0.7%
Aleris International, Inc.
7.625%, 02/15/2018 (Acquired 02/14/2011, Cost $507,208) (c)		500,000	498,750
Ball Corp.
5.750%, 05/15/2021		425,000	426,063
Total Fabricated Metal Product Manufacturing			924,813

Food Manufacturing - 0.0%
Winterhaven Finance
9.000%, 06/30/2015 (b) (h) (l)		722,304	0
Food Services and Drinking Places - 0.3%
Real Mex Restaurants, Inc.
14.000%, 01/01/2013		375,000	363,750
Funds, Trusts, and Other Financial Vehicles - 0.5%
MXEnergy Holdings, Inc.
7.954%, 08/01/2011 (b) (l)		604,000	604,000
Hospitals - 0.8%
HCA, Inc.
6.300%, 10/01/2012		1,000,000	1,030,000
Insurance Carriers and Related Activities - 0.5%
American International Group, Inc.
6.400%, 12/15/2020		265,000	285,242
MetLife, Inc.
6.400%, 12/15/2036 (b)		125,000	121,875
Protective Life Corp.
8.450%, 10/15/2039		165,000	181,823
Total Insurance Carriers and Related Activities			588,940

Mining (except Oil and Gas) - 2.3%
American Rock Salt Co. LLC/American Rock Capital Corp.
8.250%, 05/01/2018 (Acquired 04/15/2011, Cost $250,000) (c)		250,000	250,938
Coalcorp Mining, Inc.
12.000%, 08/31/2011 (l)		770,000	762,300
Frontera Copper Corp.
10.000%, 09/30/2013 (l)	CAD	1,209,000	1,153,279
International Coal Group, Inc.
9.125%, 04/01/2018		$500,000	628,750
Total Mining (except Oil and Gas)			2,795,267

Miscellaneous Manufacturing - 0.3%
Boston Scientific Corp.
6.000%, 01/15/2020		375,000	405,957
Oil and Gas Extraction - 2.3%
ATP Oil & Gas Corp.
11.875%, 05/01/2015		500,000	507,500
Comstock Resources, Inc.
8.375%, 10/15/2017		500,000	525,000
McMoRan Exploration Co.
11.875%, 11/15/2014		500,000	540,000
Stone Energy Corp.
8.625%, 02/01/2017		1,000,000	1,029,999
W&T Offshore, Inc.
8.500%, 06/15/2019		250,000	253,125
Total Oil and Gas Extraction			2,855,624

Other Information Services - 0.6%
Yellow Media, Inc.
04/21/2014, 5.71%		750,000	723,793
Paper Manufacturing - 1.1%
Caraustar Industries, Inc.
10.000%, 08/15/2014		690,171	672,917
Georgia-Pacific LLC (l)
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $248,533) (c)		250,000	254,783
Intertape Polymer US, Inc.
8.500%, 08/01/2014		500,000	471,250
Total Paper Manufacturing			1,398,950

Petroleum and Coal Products Manufacturing - 0.9%
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/2014		1,100,000	1,149,499
Plastics and Rubber Products Manufacturing - 0.8%
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020		400,000	432,000
10.500%, 05/15/2016		500,000	562,500
Total Plastics and Rubber Products Manufacturing			994,500

Primary Metal Manufacturing - 0.6%
Alcoa, Inc.
5.400%, 04/15/2021		320,000	320,988
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (h) (l)		25,000	3
Wolverine Tube, Inc.
15.000%, 03/31/2012 (h) (l)		808,527	404,264
Total Primary Metal Manufacturing			725,255

Professional, Scientific, and Technical Services - 0.4%
Global Geophysical Services, Inc.
10.500%, 05/01/2017		500,000	525,000
Publishing Industries (except Internet) - 0.2%
BroadSoft, Inc.
1.500%, 07/01/2018		200,000	217,250
Real Estate - 0.2%
Vornado Realty LP
4.250%, 04/01/2015		200,000	207,583
Rental and Leasing Services - 0.4%
B-Corp Merger Sub, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011, Cost $250,000) (c)		250,000	247,500
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011, Cost $250,000) (c)		250,000	237,813
Total Rental and Leasing Services			485,313

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011, Cost $256,778) (c)		250,000	253,750
Sporting Goods, Hobby, Book, and Music Stores - 1.8%
HTM Sport & Freizeitgerate
8.500%, 02/01/2014	EUR	750,000	1,087,618
Nebraska Book Co., Inc.
10.000%, 12/01/2011		$1,100,000	1,091,750
			2,179,368
Support Activities for Mining - 0.8%
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $1,067,566) (c)		1,000,000	1,030,000
Telecommunications - 1.3%
Primus Telecommunications Holding, Inc.
13.000%, 12/15/2016 (Acquired 03/29/2010 through 06/01/2011, Cost $1,088,895) (c)		1,000,000	1,150,000
13.000%, 12/15/2016 (l)		250,000	277,500
Primus Telecommunications IHC Inc.
14.250%, 05/20/2013		160,326	161,128
Total Telecommunications			1,588,628

Textile Mills - 0.0%
Industrias Unidas SA de CV
8.750%, 03/26/2049 (h) (l)		76,000	61,429
Transportation Equipment Manufacturing - 0.9%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $506,163) (c)		500,000	486,250
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, 06/15/2019 (Acquired 05/19/2011, Cost $200,000) (c)		200,000	196,500
Visteon Corp.
6.750%, 04/15/2019 (Acquired 04/05/2011, Cost $499,375) (c)		500,000	482,500
Total Transportation Equipment Manufacturing			1,165,250

Water Transportation - 1.8%
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017 (Acquired 01/18/2011 through 04/08/2011, Cost $723,737) (c)		675,000	718,875
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014		1,475,000	1,478,688
Total Water Transportation			2,197,563

Wood Product Manufacturing - 0.6%
Tembec Industries, Inc.
11.250%, 12/15/2018		750,000	784,688
TOTAL CORPORATE BONDS (Cost $48,892,943)			$49,149,648

FOREIGN GOVERNMENT NOTES/BONDS - 0.5%
Executive, Legislative, and Other General Government Support - 0.5%
Hungary Government International Bond
6.375%, 03/29/2021		100,000	105,500
Republic of Indonesia
4.875%, 05/05/2021 (Acquired 04/27/2011, Cost $491,270) (c)		500,000	511,875
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $590,332)			$617,375

EXCHANGE TRADED NOTES - 0.4%
iPath US Treasury Flattener ETN (a)		10,000	473,800
TOTAL EXCHANGE TRADED NOTES (Cost $462,760)			$473,800

OTHER SECURITIES - 1.5%
Lehman Swap Termination Claim (a) (f) (l)		2,031,150	$868,317
PTMH Halcyon (acquired 2/10/2010, cost $981,376) (a) (k) (l)		9,398	939,831

		Principal
		Amount
SlavInvestBank Loan Participation Notes
12/21/2011, 9.88% (l)		$45,000	36,225
TOTAL OTHER SECURITIES (Cost $1,920,082)			$1,844,373

PURCHASED OPTIONS - 0.1%
Call Options - 0.0%		Contracts
Life Technologies Corp.
Expiration January 2012, Exercise Price: $65.00		12	$900
Total Call Options			900

Put Options - 0.1%
ATP Oil & Gas Corp.
Expiration January 2013, Exercise Price: $10.00		31	5,704
ATP Oil & Gas Corp.
Expiration January 2013, Exercise Price: $5.00		500	26,000
iShares Russell 2000 Index Fund
Expiration August 2011, Exercise Price: $79.00		500	70,500
iShares Barclays 7-10 Year Treasury Bond Fund
Expiration January 2012, Exercise Price: $88.00		10	675
iShares Barclays 7-10 Year Treasury Bond Fund
Expiration January 2012, Exercise Price: $90.00		10	1,200
Total Put Options			104,079

TOTAL PURCHASED OPTIONS (Cost $228,049)			$104,979

		Principal
U.S. GOVERNMENT AGENCY ISSUE - 0.5%		Amount
Fannie Mae Discount Notes
0.220%, 8/24/2011 (e) (i)		$575,000	$574,866
TOTAL U.S. GOVERNMNET AGENCY ISSUE (Cost $574,866)			$574,866

Total Investments (Cost $95,217,686) - 79.5%			98,617,836
		Principal
REPURCHASE AGREEMENTS - 23.3%		Amount
J.P. Morgan
0.00%, dated 6/30/2011, due 7/1/2011
repurchase price $28,879,957 (d)		$28,879,957	$28,879,957
TOTAL REPURCHASE AGREEMENTS (Cost $28,897,957)			$28,879,957

Liabilities in Excess of Other Assets - (2.8)%			(3,506,181)
TOTAL NET ASSETS - 100.0%			$123,991,612

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	Euro

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at June 30, 2011.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2011, the market value of these securities total $19,705,150 which represents 15.9% of total net assets.

(d)	Collateralized by U.S. Treasury Notes with a market value of $3,227,687.
(e)	Zero coupon bond. Effective yield is listed.
(f)	Represents swap termination claims from the Lehman bankruptcy.
(g)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have a adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortage at
June 30, 2011.
(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.
(k)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2011, the market value of these securities total $5,029,829 which represents 4.1% of total net assets.

(l)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At June 30, 2011, the market value of these securities total $12,410,950 which represents 10.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 10.8%
Accommodation - 0.4%
Gaylord Entertainment Co.	6,800	$204,000
MGM Resorts International	22,000	290,620
Total Accommodation		494,620

Air Transportation - 0.1%
AMR Corp.	15,000	81,000
Animal Production - 0.3%
Tyson Foods, Inc. - Class A	17,500	339,850
Chemical Manufacturing - 1.6%
Alere, Inc.	8,900	325,918
BioMarin Pharmaceutical, Inc.	21,100	574,131
Cubist Pharmaceuticals, Inc.	13,250	476,868
Dendreon Corp.	7,700	303,688
Salix Pharmaceuticals Ltd.	6,600	262,878
Total Chemical Manufacturing		1,943,483

Computer and Electronic Product Manufacturing - 3.1%
EMC Corp./Massachusetts	17,500	482,125
Hologic, Inc.	14,200	286,414
Insulet Corp.	17,200	381,324
Integra LifeSciences Holdings Corp.	5,700	272,517
Microchip Technology, Inc.	8,000	303,280
Micron Technology, Inc.	14,300	106,964
ON Semiconductor Corp.	31,000	324,570
Quantum Corp.	60,600	199,980
SanDisk Corp.	7,000	290,500
Triumph Group, Inc.	7,300	726,934
Xilinx, Inc.	11,800	430,346
Total Computer and Electronic Product Manufacturing		3,804,954

Construction of Buildings - 0.2%
D.R. Horton, Inc.	18,000	207,360
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Ciena Corp.	18,000	330,840
Greatbatch, Inc.	3,600	96,552
Total Electrical Equipment, Appliance, and Component Manufacturing		427,392

Insurance Carriers and Related Activities - 0.3%
MetLife, Inc.	9,300	407,991
Merchant Wholesalers, Nondurable Goods - 0.2%
School Specialty, Inc.	18,000	259,020
Mining (except Oil and Gas) - 0.2%
James River Coal Co.	13,000	270,660
Miscellaneous Manufacturing - 0.5%
International Game Technology	9,500	167,010
Volcano Corp.	14,000	452,060
Total Miscellaneous Manufacturing		619,070

Motor Vehicle and Parts Dealers - 0.1%
Group 1 Automotive, Inc.	2,000	82,360
Nursing and Residential Care Facilities - 0.3%
Brookdale Senior Living, Inc.	13,600	329,800
Oil and Gas Extraction - 0.3%
Energy XXI Bermuda Ltd.	7,950	264,099
Petroquest Energy, Inc.	10,000	70,200
Total Oil and Gas Extraction		334,299

Plastics and Rubber Products Manufacturing - 0.2%
The Goodyear Tire & Rubber Co.	13,200	221,364
Primary Metal Manufacturing - 0.0%
Steel Dynamics, Inc.	3,700	60,125
Professional, Scientific, and Technical Services - 0.8%
Alliance Data Systems Corp.	3,500	329,245
Ixia	14,607	186,970
Mentor Graphics Corp.	15,100	193,431
Savient Pharmaceuticals, Inc.	30,442	228,010
Total Professional, Scientific, and Technical Services		937,656

Publishing Industries (except Internet) - 0.1%
BroadSoft, Inc.	4,000	152,520
Rental and Leasing Services - 0.2%
Avis Budget Group, Inc.	15,000	256,350
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
MF Global Holdings Ltd.	25,000	193,500
Support Activities for Mining - 0.3%
Newpark Resources, Inc.	35,600	322,892
Telecommunications - 0.1%
SBA Communications Corp. - Class A	4,000	152,760
Transportation Equipment Manufacturing - 1.0%
Greenbrier Cos., Inc.	24,117	476,552
Meritor, Inc.	17,200	275,888
Navistar International Corp.	9,000	508,140
Total Transportation Equipment Manufacturing		1,260,580

Water Transportation - 0.1%
DryShips, Inc.	35,200	147,488
TOTAL COMMON STOCKS (Proceeds $12,314,220)		$13,307,094

INVESTMENT COMPANIES - 2.6%
CurrencyShares Canadian Dollar Trust	4,000	$412,440
Euro Currency Trust	3,700	534,576
iShares Barclays 20+ Year Treasury Bond Fund	5,000	470,500
iShares Russell 2000 Index Fund	10,000	828,000
SPDR S&P 500 ETF Trust	5,500	725,835
SPDR S&P Retail ETF	5,000	267,300
TOTAL INVESTMENT COMPANIES (Proceeds $3,066,089)		$3,238,651

	Principal
	Amount
CONVERTIBLE BONDS - 0.2%
Chemical Manufacturing - 0.2%
Life Technologies Corp.	$250,000	$285,625
1.500%, 02/15/2024
TOTAL CONVERTIBLE BONDS (Proceeds $290,917)		$285,625

Total Securities Sold Short (Proceeds $15,671,226) - 13.6%		$16,831,370

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Options Written
June 30, 2011 (Unaudited)
		Fair
	Contracts	Value
CALL OPTIONS
iShares Russell 2000 Index Fund
Expiration: August 2011, Exercise Price: $85.00	450	$57,150
Total Call Options		$57,150

PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: July 2011, Exercise Price: $73.00	1,000	5,000
Total Put Options		$5,000
Total Options Written (Premiums received $194,213)		$62,150

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Futures Contracts
June 30, 2011 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
U.S. Treasury 10 Year Note Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $244,656)	12	$(749)
U.S. Treasury 5 Year Note Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $5,006,203)	42	$10,067
TOTAL FUTURES CONTRACTS PURCHASED		$9,318

SHORT FUTURES CONTRACTS
10-Year Swap Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $6,318,750)	60	$50,006
5-Year Swap Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $4,235,156)	39	23,059
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $7,219,550)	29	(56,225)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,720,575)	11	(34,238)
Eurodollar 90 Day Futures Contract, Expiring December 13
(underlying Face Amount at Market Value $2,447,125)	10	(28,000)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,484,625)	10	(11,775)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $5,166,788)	21	(62,738)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $7,214,838)	29	(64,375)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $2,713,700)	11	(33,550)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,479,500)	10	(10,150)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $2,699,263)	11	(31,900)
Eurodollar 90day Futures Contract, Expiring March 2014
(underlying Face Amount at Market Value $1,220,375)	5	(13,063)
U.S. Treasury 2 Year Note Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $12,941,282)	59	(14,898)
TOTAL SHORT FUTURES CONTRACTS		$(287,847)

TOTAL FUTURES CONTRACTS		$(278,529)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Swap Contracts
June 30, 2011 (Unaudited)
						Moody's Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	J.C. Penny Co., Inc.	Buy	1.00%	6/20/2016	(2,000,000)	Ba1	(2,000,000)	69,584	$ 19,010

Goldman Sachs & Co.	Kimco Realty Corp.	Buy	1.00%	6/20/2016	(2,250,000)	Baa1	(2,250,000)	33,352	(10,530)

Goldman Sachs & Co.	Morgan Stanley	Buy	1.00%	6/20/2016	(2,000,000)	A2	(2,000,000)	46,665	7,012

Goldman Sachs & Co.	Markit CDX.NA.HY.16	Buy	5.00%	6/20/2016	(4,000,000)	B3	(4,000,000)	(83,664)	14,266

Goldman Sachs & Co.	Markit CDX.NA.HY.16	Buy	5.00%	6/20/2016	(4,000,000)	B3	(4,000,000)	(19,761)	(49,637)

Total Credit Default Swap Buy Contracts									(19,879)

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Markit LCDX.NA.16	Sell	2.50%	6/20/2016	4,000,000	B2	4,000,000	(61,944)	(3,056)

Total Credit Default Swap Sell Contracts									(3,056)

Total Credit Default Swap Contracts									$ (22,935)

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$877,583	$—	$4,112,656	(1)	$4,990,239
Convertible Preferred Stocks		944,038	—	243,600		1,187,638
Preferred Stocks		282,735	—	454,916		737,651
Asset Backed Securities		—	700,744	—		700,744
Mortgage Backed Securities		—	5,675,055	92,459		5,767,514
Convertible Bonds		—	32,469,009	—		32,469,009
Corporate Bonds		—	43,486,702	5,662,946		49,149,648
Foreign Government Bonds		—	617,375	—		617,375
Exchange Traded Notes		473,800	—	—		473,800
Other Securities		—	—	1,844,373		1,844,373
Purchased Options		104,979	—	—		104,979
U.S. Government Agency Issue		—	574,866	—		574,866
Repurchase Agreements		—	28,879,957	—		28,879,957
Total Investments in Long Securities		$2,683,135	$112,403,708	$12,410,950		$127,497,793

Securities Sold Short:
Common Stocks		$(13,307,094)	$—	$—		$(13,307,094)
Investment Companies		(3,238,651)	—	—		(3,238,651)
Convertible Bonds		—	(285,625)	—		(285,625)
Total Securities Sold Short		$(16,545,745)	$(285,625)	$—		$(16,831,370)

Written Options		$(62,150)	$—	$—		$(62,150)

Other Financial Instruments*
Futures Contracts Purchased		$9,318	$—	$—		$9,318
Short Futures Contracts		(287,847)	—	—		(287,847)
Credit Default Swap Buy Contracts		(19,879)	—	—		(19,879)
Credit Default Swap Contracts		(3,056)	—	—		(3,056)
Total Other Financial Instruments		$(301,464)	$—	$—		$(301,464)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

	Construction of Buildings	$—
	Machinery Manufacturing	123,640
	Telecommunications	—
	Transportation Equipment Manufacturing	3,989,016
		$4,112,656

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$—
Transfers out of Level 2		485,003
Net transfers in and/or out of Level 2		$485,003
Transfers were made out of Level 2 into Level 3 due to a security being priced with estimates versus being valued with broker prices in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$11,229,723
Accrued discounts/premiums		39,992
Realized gain (loss)		(1,910)
Change in unrealized depreciation		(620,220)
Purchases		2,090,691
(Sales)		(812,329)
Transfer in and/or out of Level 3		485,003
Balance as of June 30, 2011		$12,410,950

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2011		$(622,571)

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Relative Value - Long/Short Debt
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$104,979
Written Options			Written option contracts, at value	$62,150
Total		$104,979		$62,150
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures*	$83,132	Payable for variation margin on futures*	$361,661
Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap payments**	189,889	Swap payments received/Net unrealized gain/loss on swap payments**	228,592
Total		$273,021		$590,253

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options	$(250,325)
Written Options	466,270
Total	$215,945
Interest Rate Contracts:
Futures contracts	$(107,262)
Credit Contracts:
Swap contracts	(20,466)
Total	$(127,728)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options	$(123,070)
Written Options	132,063
Total	$8,993
Interest Rate Contracts:
Futures contracts	$(309,845)
Credit Contracts:
Swap contracts	(22,935)
Total	$(332,780)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt
Assets:
Unaffiliated Issuers, at fair value
(cost $54,996,103, $92,307,795, $39,719,180, $95,217,686)	$62,365,202	$97,317,002	$44,266,430	$98,617,836
Repurchase Agreements
(cost $16,495,844, $41,263,875, $2,258,358, $28,879,957)	16,495,844	41,263,875	2,258,358	28,879,957
Foreign currency, at value (cost $0, $0, $0, $31,401)	—	—	—	31,599
Cash	—	1,051,500	1,172,310	57,450
Receivable for investments sold	4,065,126	4,819,641	699,247	2,191,372
Receivable for Fund shares issued	153,220	221,785	99,710	185,305
Dividends and interest receivable	314,482	40,559	12,968	1,150,122
Deposits for short sales	12,508,299	43,929,204	37,527,818	12,908,386
Receivable for variation margin on futures	—	—	—	39,909
Receivable from broker for swap contracts opened	—	—	—	61,944
Swap payments paid	—	—	—	149,601
Collateral paid on open swap contracts	—	—	—	310,000
Total Assets	95,902,173	188,643,566	86,036,841	144,583,481

Liabilities:
Securities sold short, at fair value
(proceeds $15,265,156, $39,535,450, $34,626,031, $15,671,226)	15,643,991	39,721,150	35,616,992	16,831,370
Written option contracts, at fair value
(premiums received $392,167, $323,194, $0, $194,213)	424,131	282,125	—	62,150
Payable for investments purchased	4,559,079	8,420,012	779,641	3,307,813
Payable to broker for dividends and interest on securities sold short	37,953	81,037	21,058	9,954
Payable for variation margin on futures	—	—	—	21,240
Payable to Advisor	140,278	203,408	89,972	171,038
Payable to Custodian for cash overdraft	91,372	—	—	—
Net unrealized loss on swap contracts	—	—	—	22,935
Swap payments received	—	—	—	165,369
Total Liabilities	20,896,804	48,707,732	36,507,663	20,591,869

Net Assets	$75,005,369	$139,935,834	$49,529,178	$123,991,612

Net Assets Consist of:
Shares of beneficial interest	$94,164,509	$172,542,156	$52,182,938	$158,697,542
Undistributed net investment income (loss)	424,491	(1,577,206)	(947,508)	1,069,206
Accumulated net realized gain (loss)	(26,472,174)	(35,889,879)	(5,262,500)	(37,833,458)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	7,369,099	5,009,207	4,547,250	3,400,150
Foreign currency and foreign currency translation	(69,757)	(3,813)	(41)	(12,283)
Short positions	(378,835)	(185,700)	(990,961)	(1,160,144)
Futures contracts	—	—	—	(278,529)
Written option contracts	(31,964)	41,069	—	132,063
Swap contracts	—	—	—	(22,935)
Total Net Assets	$75,005,369	$139,935,834	$49,529,178	$123,991,612

Shares outstanding (unlimited shares authorized, $0.001 par value)	8,320,685	20,826,954	5,918,919	14,184,172

Net asset value, offering and redemption price per share	$9.01	$6.72	$8.37	$8.74

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt
Investment Income:
Dividend income from unaffiliated issuers
(net of foreign withholding tax of $5,769, $4,669, $476, $0)	$143,454	$347,166	$130,141	$34,415
Interest income	1,923,068	1,766	5,094	2,617,607
Total Investment Income	2,066,522	348,932	135,235	2,652,022

Expenses:
Investment advisory fees (See Note 6)	962,281	1,217,283	615,501	1,028,829
Operating service fees (See Note 6)	178,136	222,965	114,162	188,561
Total operating expenses before dividends and interest on
short positions	1,140,417	1,440,248	729,663	1,217,390
Dividends and interest on short positions	217,819	357,322	319,362	86,769
Total Expenses	1,358,236	1,797,570	1,049,025	1,304,159

Net Investment Income	708,286	(1,448,638)	(913,790)	1,347,863

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	6,095,334	6,601,181	8,518,325	1,973,680
Investments in affiliated issuers	(40,598)	—	—	—
Foreign currency and foreign currency translation	(33,502)	(1,615)	7,574	545
Short positions	(821,109)	(1,287,489)	(6,880,108)	(1,069,822)
Futures Contracts	—	—	—	(107,262)
Written option contracts	688,496	731,211	—	466,270
Swap contracts	—	—	—	(20,466)
Net Realized Gain (Loss)	5,888,621	6,043,288	1,645,791	1,242,945
Change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,650,611)	267,159	(5,497,607)	(914,405)
Affiliated investments	(130,718)	—	—	—
Foreign currency and foreign currency translation	(26,444)	(3,813)	(1,068)	(11,735)
Short positions	161,434	1,082,649	4,545,727	783,913
Written option contracts	29,507	(32,400)	—	132,063
Futures contracts	—	—	—	(309,845)
Swap contracts	—	—	—	(22,935)
Net Change in Unrealized Appreciation (Depreciation)	(1,616,832)	1,313,595	(952,948)	(342,944)
Net Realized and Unrealized Gain (Loss)	4,271,789	7,356,883	692,843	900,001

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,980,075	$5,908,245	$(220,947)	$2,247,864

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt

Net Assets, December 31, 2009	$71,623,854	$60,232,614	$57,117,974	$46,202,113
2010:
Operations:
Net investment income (loss)	857,207	(2,086,750)	(1,870,982)	1,782,588
Net realized gain (loss)	(3,182,014)	(1,849,856)	(2,142,025)	(9,525,097)
Change in unrealized appreciation (depreciation)	13,530,225	1,020,117	2,885,923	15,722,079
Net Increase (Decrease) in Net Assets Resulting from Operations	11,205,418	(2,916,489)	(1,127,084)	7,979,570

Capital Share Transactions:
Proceeds from shares sold	13,430,637	54,795,321	19,372,838	27,400,994
Cost of shares redeemed	(16,499,474)	(22,724,875)	(8,542,345)	(27,936,028)
Proceeds from shares issued to holders in
Subscription to fund transfer of positions (See
Note 3)	2,000,000	—	—	20,150,142
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,068,837)	32,070,446	10,830,493	19,615,108

Total Increase/(Decrease) in Net Assets	10,136,581	29,153,957	9,703,409	27,594,678

Net Assets, December 31, 2010 *	81,760,435	89,386,571	66,821,383	73,796,791

* Including undistributed net investment income (loss)	$(283,795)	$(128,568)	$(33,718)	$(278,657)
2011 (Unaudited):
Operations:
Net investment income (loss)	$708,286	$(1,448,638)	$(913,790)	$1,347,863
Net realized gain (loss)	5,888,621	6,043,288	1,645,791	1,242,945
Change in unrealized appreciation (depreciation)	(1,616,832)	1,313,595	(952,948)	(342,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,980,075	5,908,245	(220,947)	2,247,864

Capital Share Transactions:
Proceeds from shares sold	7,686,642	68,266,668	8,103,019	67,235,748
Cost of shares redeemed	(19,421,783)	(23,625,650)	(25,174,277)	(19,288,791)
Proceeds from shares issued to holders in
reinvestment of dividends	—	—	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,735,141)	44,641,018	(17,071,258)	47,946,957

Total Increase/(Decrease) in Net Assets	(6,755,066)	50,549,263	(17,292,205)	50,194,821

Net Assets, June 30, 2011**	$75,005,369	$139,935,834	$49,529,178	$123,991,612

** Including undistributed net investment income (loss)	$424,491	$(1,577,206)	$(947,508)	$1,069,206

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.49		$7.30		$4.91		$9.09		$9.51		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.07		0.09		0.19		0.40		0.12		0.02
Net realized and unrealized gain (loss) on investments	0.45		1.10		2.20		(4.57)		0.79		(0.01)
Total Gain (loss) from Investment Operations	0.52		1.19		2.39		(4.17)		0.91		0.01

Less Dividends and Distributions:
Net investment income	—		—		—		(0.00	)(7)	(0.13)		(0.03)
Net realized gains	—		—		—		(0.01)		(1.20)		(0.47)
Total Dividends and Distributions	—		—		—		(0.01)		(1.33)		(0.50)

Net Asset Value, End of Period	$9.01		$8.49		$7.30		$4.91		$9.09		$9.51

Total Return	6.12	%(4)	16.30%		48.68%		-45.90%		9.93%		0.18	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$75,005		$81,760		$71,624		$43,229		$92,486		$57,421

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.17	%(5)(6)	3.29	%(5)	2.96	%(5)	2.71	%(5)	2.96	%(5)	4.23	%(6)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.66	%(5)(6)	3.00	%(5)	2.71	%(5)	2.38	%(5)	2.62	%(5)	3.00	%(6)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	1.66	%(6)	1.15%		3.14%		4.84%		0.81%		0.20	%(6)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.51	%(6)	0.29%		0.25%		0.33%		0.34%		1.23	%(6)

Portfolio turnover rate	115	%(4)	233%		255%		219%		194%		74	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.10, $0.11, $0.21, $0.43, $0.16 and $0.10, respectively.
(4) Not Annualized.
(5) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(6) Annualized.
(7) Amount calculated is less than $0.005.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.34		$6.55		$6.31		$8.40		$8.53		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.09)		(0.17)		(0.14)		(0.07)		(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	0.47		(0.04)		0.38		(2.02)		(0.02)		(1.38)
Total Gain (loss) from Investment Operations	0.38		(0.21)		0.24		(2.09)		(0.10)		(1.44)

Less Dividends and Distributions:
Net realized gains	—		—		—		—		(0.03)		(0.03)
Total Dividends and Distributions	—		—		—		—		(0.03)		(0.03)

Net Asset Value, End of Period	$6.72		$6.34		$6.55		$6.31		$8.40		$8.53

Total Return	5.99	%(4)	-3.21%		3.80%		-24.88%		-1.07%		-14.36	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$139,936		$89,387		$60,233		$22,272		$49,014		$26,673

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.28	%(5)(6)	3.65	%(5)	3.38	%(5)	2.69	%(5)	3.26	%(5)	4.18	%(6)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.63	%(5)(6)	3.00	%(5)	2.80	%(5)	2.30	%(5)	2.53	%(5)	3.00	%(6)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(2.64	%)(6)	(2.72%)		(2.16%)		(0.90%)		(1.41%)		(1.28	%)(6)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.65	%(6)	0.65%		0.58%		0.39%		0.73%		1.18	%(6)

Portfolio turnover rate	148	%(4)	427%		517%		292%		346%		323	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was ($0.07), ($0.13), ($0.10), ($0.04), ($0.02) and $0.01, respectively.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(6) Annualized.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.40		$8.57		$9.79		$10.10		$9.16		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.14)		(0.26)		(0.31)		(0.13)		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.11		0.09		(0.91)		(0.18)		0.89		(0.57)
Total Gain (loss) from Investment Operations	(0.03)		(0.17)		(1.22)		(0.31)		1.05		(0.45)

Less Dividends and Distributions:
Net investment income	—		—		—		—		(0.11)		(0.12)
Net realized gains	—		—		—		—		—		(0.27)
Total Dividends and Distributions	—		—		—		—		(0.11)		(0.39)

Net Asset Value, End of Period	$8.37		$8.40		$8.57		$9.79		$10.10		$9.16

Total Return	-0.36	%(4)	-1.98%		-12.46%		-3.07%		11.51%		-4.55	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$49,529		$66,821		$57,118		$41,762		$81,258		$27,493

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.84	%(5)(6)	4.69	%(5)	4.59	%(5)	3.98	%(5)	3.72	%(5)	4.15	%(6)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.67	%(5)(6)	3.00	%(5)	2.82	%(5)	2.48	%(5)	2.57	%(5)	3.00	%(6)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(3.34	%)(6)	(3.08%)		(3.41%)		(1.34%)		1.24%		1.69	%(6)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	1.17	%(6)	1.69%		1.77%		1.50%		1.15%		1.15	%(6)

Portfolio turnover rate	104	%(4)	228%		293%		260%		122%		98	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and the period ended December 31,
2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.09), ($0.12), ($0.15), $0.02, $0.26 and $0.19, respectively.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(6) Annualized.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

Underlying Funds Trust
Financial Highlights

	Relative Value - Long/Short Debt
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Period from May 1, 2007(1) to December 31, 2007

Per Share Data:(2)
Net Asset Value, Beginning of Period	$8.50		$7.47		$5.26		$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)(4)	0.13		0.24		0.54		0.84		0.43
Net realized and unrealized gain (loss) on investments	0.11		0.79		1.67		(4.88)		(0.35)
Total Gain (loss) from Investment Operations	0.24		1.03		2.21		(4.04)		0.08

Less Dividends and Distributions:
Net investment income	—		—		—		(0.53)		(0.25)
Net realized gains	—		—		—		—		—
Total Dividends and Distributions	—		—		—		(0.53)		(0.25)

Net Asset Value, End of Period	$8.74		$8.50		$7.47		$5.26		$9.83

Total Return	2.82	%(5)	13.79%		42.21%		-41.70%		0.80	%(5)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$123,992		$73,797		$46,202		$45,530		$81,351

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	2.82	%(6)(7)	3.46	%(6)	2.74	%(6)	2.72	%(6)	2.78	%(6)(7)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.63	%(6)(7)	3.00	%(6)	2.68	%(6)	2.39	%(6)	2.60	%(6)(7)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	2.91	%(7)	3.04%		8.88%		10.00%		5.71	%(7)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.19	%(7)	0.46%		0.06%		0.33%		0.18	%(7)

Portfolio turnover rate	65	%(5)	116%		116%		44%		8	%(5)

(1) Commencement of operations for Relative Value was May 1, 2007.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) For the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, and the period ended December 31, 2007, net investment income
(loss) per share before interest expense and interest on short positions was $0.13, $0.28, $0.55, $0.87 and $0.44, respectively.
(5) Not Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(7) Annualized.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

1. Organization

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five non-diversified series of shares to investors: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Beta Hedged Strategies Fund (“Beta”), Hatteras Long/Short Equity Fund (“Hatteras Long/Short Equity”), Hatteras Long/Short Debt Fund (“Hatteras Long/ Short Debt”) and Hatteras Hedged Strategies Fund (“Hedged”). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund was known as Beta Hedged Strategies Fund.  Hatteras Long/Short Equity, Hatteras Long/Short Debt and Hatteras Hedged Strategies commenced operations on May 2, 2011. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha, Beta, Hatteras Long/Short Equity, Hatteras Long/Short Debt, and Hedged (the “Funds”).

Underlying Funds Trust (the ‘‘UFT’’) is an open-end management investment company organized as a Delaware statutory trust and operates in a Fund-of-Funds structure. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period.  Actual amounts could differ from those estimates.  The following is a summary of the significant accounting policies of the Funds and the UFT.

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.  The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained.  Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of June 30, 2011.

Various inputs are used in determining the value of the Funds’ investments.  A summary of the inputs used to value the Portfolio's net assets as of June 30, 2011 is located in a table following each series Schedule of Investments in these financial statements.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement.  If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions  -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  For federal income tax purposes, the Portfolios isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

Short Sales -- The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts -- The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  Relative Value – Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options -- The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.  Event Driven, Long/Short Equity and Relative Value – Long/Short Debt use purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities.  Event Driven, Long/Short Equity and Relative Value – Long/Short Debt use written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

The premiums received by the Portfolios during the six months ended June 30, 2011, were as follows:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt
Options outstanding at December 31, 2010	$182,232	$154,737	—	$—
Options written	1,954,690	3,353,866	—	678,492
Options closed	(1,301,627)	(2,131,213)	—	(124,202)
Options exercised	(222,938)	(260,397)	—	—
Options expired	(220,190)	(793,799)	—	(360,077)
Options outstanding at June 30, 2011	$392,167	$323,194	$—	$194,213

The number of option contracts written by the Portfolios during the six months ended June 30, 2011, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt
Options outstanding at December 31, 2010	2,736	2,631	—	—
Options written	22,265	44,254	—	6,151
Options closed	(10,305)	(19,464)	—	(1,267)
Options exercised	(3,894)	(2,600)	—	—
Options expired	(5,002)	(20,193)	—	(3,434)
Options outstanding at June 30, 2011	5,800	4,628	—	1,450

Credit Default Swaps – The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred.  If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection.  However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract.  If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection.  However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract.  The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

Derivative Transactions – Certain Portfolios may engage in derivatives and hedging activities.  For the six months ending June 30, 2011, the Portfolios use of derivatives included options, futures and swap contracts.  The financial statement treatment and impact on each Portfolio can be found in the Schedule of Investments.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered.  Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult.  Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis.  The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased.  TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date.  Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders -- The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2010. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2010, open Federal tax years include the tax years ended December 31, 2007 through December 31, 2010, open New York tax years include the tax years ended December 31, 2007 through December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2010. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Guarantees and Indemnifications -- In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3.  Underlying Funds Trust

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

In 2009, the Board authorized and ratified certain updates regarding the renaming of certain series of UFT the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the 1940 Act, as amended.  In October 2009, the assets of Long/Short Equity-Growth - 1 Portfolio were transferred to Long/Short Equity, the assets of Event Driven and Risk Arbitrage Portfolio were transferred to Event Driven and the assets of Arbitrage – 1 Portfolio were transferred to Relative Value – Long/Short Debt.  In November 2009 the assets of Long/Short Equity – International – 1 were transferred to Market Neutral (formerly known as Market Neutral Equity).  In November 2009 and May 2010, certain assets of Relative Value – Long/Short Debt were transferred to Event Driven.  In October 2009 and January 2010, the assets of Energy and Natural Resources Portfolio were transferred to Long/Short Equity.  In June 2010, the assets of Income Arbitrage Portfolio – 1 were transferred to Relative Value – Long/Short Debt.  These purchases were funded via subscriptions from Alpha and Beta, which are shown separately on the Statements of Changes.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986.  Therefore no capital gain or loss was realized by the closing Portfolios in the consolidation process.  The securities transferred from the closing funds to the four remaining funds through the 17a-7 transactions as described above retained their original tax cost basis that they previously held prior to the consolidation.

For financial reporting purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a cost basis equal to the current value on the date of the transfer.

As of June 30, 2011, the UFT consisted of the following Portfolios:

•	Event Driven
•	Long/Short Equity
•	Market Neutral (formerly known as Market Neutral Equity)
•	Relative Value – Long/Short Debt (formerly known as Relative Value)

A number of Portfolios were liquidated during the years ended December 31, 2009 and December 31, 2010, as listed below.

Portfolio	Date of Liquidation
The Long/Short Equity-Healthcare/Biotech-1 Portfolio	March 30, 2009
The Long/Short Equity - REIT-1 Portfolio	June 25, 2009
The Long/Short Equity – Earnings Revision – 1 Portfolio	September 2, 2009
The Arbitrage-1 Portfolio	November 16, 2009
The Event Driven and Risk Arbitrage Portfolio	December 3, 2009
The Long/Short Equity – Growth – 1 Portfolio	December 8, 2009
The Global Hedged Income – 1 Portfolio	December 29, 2009
The Long/Short Equity – International – 1 Portfolio	December 30, 2009
The Energy and Natural Resources Portfolio	January 25, 2010
The Income Arbitrage Portfolio	June 25, 2010

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Market Neutral

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Equity Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value – Long/Short Debt

Investment Objective
Relative Value – Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.  This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

4. Investment Transactions

Purchases and sales of securities and US Government securities for the six months ended June 30, 2011 for the Portfolios (excluding short-term investments) are as follows:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

		Long/Short		Relative Value -
	Event Driven	Equity	Market Neutral	Long/Short Debt
Purchase of securities	$83,295,320	$153,362,994	$44,578,924	$85,981,024

Sales of securities	84,231,766	122,956,963	62,280,692	58,284,185

Purchase of US Government securities	—	—	—	86,937

Sales of US Government securities	—	—	—	285,218

5. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2010 were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt

Cost of Investments	$76,537,040	$84,722,040	$56,955,084	$75,762,778
Gross tax unrealized appreciation	12,339,559	7,623,943	11,167,699	7,323,053
Gross tax unrealized depreciation	(4,506,479)	(4,056,077)	(1,821,843)	(2,848,638)
Net tax unrealized appreciation (depreciation)	$7,833,080	$3,567,866	$9,345,856	$4,474,415

At December 31, 2010, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt
Net tax unrealized appreciation (depreciation) on investments	$7,833,080	$3,567,866	$9,345,856	$4,474,415
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	(601,740)	(1,194,880)	(5,536,688)	(1,944,057)
Capital loss carryover	(31,428,147)	(40,561,001)	(5,435,726)	(36,760,983)
Other accumulated earnings/(losses)	57,592	(326,552)	(806,255)	(2,723,169)
Total accumulated earnings/(losses)	$(24,139,215)	$(38,514,567)	$(2,432,813)	$(36,953,794)

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2010.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

As of December 31, 2010, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Event Driven		Event Driven		Event Driven
Capital loss carryover	$4,375,544		$5,524,354	1	$18,118,114		$3,410,135
Expiration date	12/31/2016		12/31/2016		12/31/2017		12/31/2018

	Long/Short Equity		Long/Short Equity		Long/Short Equity		Market Neutral
Capital loss carryover	$13,863,621	2	$25,041,820	3	$1,655,560		$4,086,023	4
Expiration date	12/31/2015		12/31/2016		12/31/2018		12/31/2016

	Market Neutral		Relative Value – Long/Short Debt		Relative Value – Long/Short Debt		Relative Value – Long/Short Debt
Capital loss carryover	$1,349,703		$109,019	5	$6,340,452	6	$4,730,720	7
Expiration date	12/31/2018		12/31/2014		12/31/2015		12/31/2016

	Relative Value – Long/Short Debt		Relative Value – Long/Short Debt
Capital loss carryover	$12,809,960		$12,770,832
Expiration date	12/31/2017		12/31/2018

1 The entire amount of $5,524,354 is related to the merger of Underlying Funds Trust - Event Driven and Risk Arbitrage Fund.
2 The entire amount of $13,863,621 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.
3 $13,098,161 is related to the merger of Underlying Funds Trust – Long/Short Equity – Growth - 1 Fund.
$6,229,617 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.

4 The entire amount of $4,086,023 is related to the merger of Underlying Funds Trust - International Equity Fund.
5 The entire amount of $109,019 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.
6 The entire amount of $6,340,452 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.
   7 $2,583,689 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2010 were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt
Distributions paid from:
Ordinary income	$—	$—	$—	$—
Long term capital gain	—	—	—	—
Total distributions paid	—	—	—	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	15,043,748	22,724,875	8,542,345	25,736,251

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

Ordinary income distributions from redemptions*	1,455,726	—	—	2,181,777
Total redemptions characterized as distributions for tax purposes	$16,499,474	$22,724,875	$8,542,345	$27,918,028

* Certain redemptions were deemed as distributions for income tax purposes due to Alpha’s ownership of the respective Underlying Funds.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending December 31, 2011.

6. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), Effective May 1, 2011, the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios’ average daily net assets.  The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. Effective May 1, 2011, the Portfolios pay the Advisor an annual operating services fee of 0.25% the Portfolios’ average daily net assets.  Prior to May 1, 2011, the Portfolios paid the Advisor an annual advisory fee of 2.50% and an annual operating services fee of 0.50% of the Portfolios’ average daily net assets

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.  For the six months ending June 30, 2011, the Portfolios paid the Advisor $3,823,894 and $703,824 respectively pursuant to the advisory and Operating Services Agreements.

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds.  Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Acquired Fund Fees and Expenses – Effective May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.  Prior to May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement was capped at 3.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, custody and transfer agency services to the Funds.  The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds.  Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

7. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt
Shares outstanding, January 1, 2010	9,808,384	9,201,904	6,663,202	6,181,982

Shares sold	1,989,804	8,646,255	2,311,000	3,552,331
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares issued to fund transfer of positions (See Note 3)	—	-	—	2,600,903
Shares redeemed	(2,163,122)	(3,748,112)	(1,022,842)	(3,652,052)

Shares outstanding, December 31, 2010	9,635,066	14,100,047	7,951,360	8,683,164

Shares sold	858,281	10,262,446	966,008	7,710,293
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares issued to fund transfer of positions (See Note 3)	—	—	—	—
Shares redeemed	(2,172,662)	(3,535,539)	(2,998,449)	(2,209,285)

Shares outstanding, June 30, 2011	8,320,685	20,826,954	5,918,919	14,184,172
8.  Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act,  if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Portfolio.  During the six months ended June 30, 2011, the Portfolios owned the following positions in such companies for investment purposes only:

Event Driven:
Issuer Name	Share Balance at December 31, 2010	Purchases	Sales	Share Balance at June 30, 2011	Value at June 30, 2011	2011 Realized Gains (Losses)	2011 Change in Unrealized Gains (Losses)
Electronic Control Security, Inc.1	1,537,859	—	1,406,298	131,561	$23,681	$(40,598)	$(141,901)

1 As of June 30, 2011, Electronic Control Security, Inc. is no longer an affiliate of Event Driven.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2011 (Unaudited)

9.  Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On May 23, 2011, the Board approved a plan of liquidation for the Hatteras Beta Hedged Strategies Fund (the “Fund”). The Fund liquidated its assets on August 1, 2011. Effective June 15, 2011, in anticipation of the liquidation, the Fund was no longer accepting purchases.

The Board also approved the filing of a registration statement establishing and designating the following new series of Underlying Funds Trust:

Managed Futures

On August 1, 2011, the registration statement was filed.

The Board also approved the name change of the following series of Underlying Funds Trust:

Relative Value – Long/Short Debt (formerly known as Relative Value)

On August 23, 2011, the Board approved the filing of a registration statement establishing and designating the following new series of Hatteras Alternative Mutual Funds Trust:

Hatteras Managed Futures Fund

The Board also approved the name change of the following series of Underlying Funds Trust:

Market Neutral (formerly known as Market Neutral Equity)

Furthermore, the Operating Services fees were revised as follows to be effective on September 30, 2011:

Fund	Revised Annual Fee Rate	PriorAnnual Fee Rate
Hatteras Alpha Hedged Strategies Fund – No Load	1.59%	1.49%
Hatteras Alpha Hedged Strategies Fund – Class A	1.59%	1.49%
Hatteras Alpha Hedged Strategies Fund – Class C	1.59%	1.49%
Hatteras Alpha Hedged Strategies Fund – Institutional Class Hatteras Long/Short Equity Fund – Institutional Class	0.84% 0.59%	N/A(1) 0.49%
Hatteras Long/Short Equity Fund – Class A Hatteras Long/Short Debt Fund – Institutional Class Hatteras Long/Short Debt Fund – Class A Hatteras Hedged Strategies Fund – Institutional Class	0.84% 0.59% 0.84% 0.10%	0.74% 0.49% 0.74% 0.00%
(1) Hatteras Alpha Hedged Strategies Fund – Institutional Class will commence operations on September 30, 2011.

Underlying Funds Trust
Board Approval of Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board”) of Underlying Funds Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), met in person on February 22, 2011, and May 23, 2011, and voted to approve certain sub-advisory agreements (the “Sub-Advisory Agreements”) among the Trust, on behalf of its series (the “Underlying Funds”), Hatteras Alternative Mutual Funds, LLC (the “Advisor,” formerly, Alternative Investment Partners, LLC) and certain sub-advisors. The Board received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving sub-advisory agreements.  In connection with its approval of the Sub-Advisory Agreements, the Board considered the following factors:

•	The overall investment performance of each sub-advisor;

•	The nature, scope and quality of the services to be provided by each sub-advisor;

•	The costs of the services to be provided by each sub-advisor and the structure of the sub-advisor’s fees;

•	The extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

•	The profits to be realized by each sub-advisor and its affiliates from the relationship with the Funds.

None of these factors was determinative in the Board’s decision to approve the Sub-Advisory Agreements, but each was a factor in the Independent Trustees’ consideration.

In addition, the Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Sub-Advisors in response to the questionnaire provided by the Advisor with respect to certain matters that the Advisor believed relevant to the approval of the Sub-Advisory Agreements under Section 15 of the Investment Company Act.  These materials included, among other things, information regarding: (a) each Sub-Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Funds’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Advisor in response to the requests of the Advisor and the Trustees; (d) regulatory issues; (e) each Sub-Advisor’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Advisor.  The Board then discussed each of the proposed New Sub-Advisory Agreements with each Sub-Adviser.

Coe Capital Management, LLC (“Coe”): the Board considered the favorable portfolio fit of Coe’s fundamental, long/short equity strategy within the current strategies employed by the Underlying Funds and its potential contribution to the Underlying Funds’ overall performance.  The Board also considered that Coe is a stable and profitable firm with good growth prospects.  The Board expressed its satisfaction with Coe’s presentation and responses to all of the Board’s questions.  The Board acknowledged the representations from the Advisors’ and the Trust’s Chief Compliance Officer that Coe’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Board noted that the Advisor was not aware of any regulatory or compliance issues with regard to Coe.

SW Asset Management, LLC (“SW”): the Board considered the favorable portfolio fit of SW’s long/short global credit strategy within the current strategies employed by the Underlying Funds and its potential contribution to the Underlying Funds’ overall performance. The Board also considered that SW will provide the Underlying Funds with exposure to corporate debt in emerging markets.  The Board expressed its satisfaction with SW’s presentation and responses to all of the Board’s questions.  The Board acknowledged the representations from the Advisors’ and the Trust’s Chief Compliance Officer that SW’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Board noted that the Advisor was not aware of any regulatory or compliance issues with regard to SW.

Chartwell Investment Partners (“Chartwell”): The Board considered Chartwell’s portfolio fit as a quantitative driven long/short strategy that will be a great complement to the current roster in Long/Short Equity that consists mainly of fundamentally driven long/short equity managers.  The Board also noted that Chartwell would serve the Underlying Funds as both primarily as a risk reducer with modest correlation benefits.  The Advisor expressed its satisfaction with its discussions with representatives of Chartwell.  The Board then had an opportunity to address questions to representatives at Chartwell, by telephone. The Board acknowledged the representations from the Advisors’ and the Trust’s Chief Compliance Officer that Chartwell’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Chartwell.

Sound Point Capital Management LP (“Sound Point”): the Board considered the favorable portfolio fit of Sound Point’s fundamental and research intensive investment process within the current strategies employed by the Underlying Funds and its potential contribution to the Underlying Funds’ overall performance. The Board also noted that Sound Point would serve as a risk reducer with moderate correlation benefits.  The Board then had an opportunity to address questions to the portfolio managers, including those regarding the liquidity of their investments.  The Board acknowledged the representations from the Advisors’ and the Trust’s Chief Compliance Officer that Sound Point’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Inflection.

After reviewing each proposed Sub-Advisory Agreement with each Sub-Advisor, the Board assessed the overall quality of services to be provided to each Fund.  The Board considered each Sub-Advisor’s specific responsibilities in all aspects of day-to-day portfolio management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Advisor involved in day-to-day portfolio activities.  The Trustees reviewed the certifications by the Advisor’s and the Trust’s Chief Compliance Officer in connection with each Sub-Advisor’s compliance procedures and any material compliance issues that had been brought to their attention with respect to each Sub-Advisor.  The Board concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory Agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Sub-Advisory fees.  The Advisor noted that the Sub-Advisory fees are paid out of the Advisor’s fee.  The Board concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to the Sub-Advisory fees.

Based on the factors discussed above, the Board, including the Independent Trustees, approved the Sub-Advisory Agreements.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Please see the attached financial statements as of June 30, 2011.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    September 6, 2011

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    September 6, 2011